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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-CBD-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–83.22%

Advertising–0.11%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$1,070,000	$1,088,915

Aerospace & Defense–0.43%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	610,000	651,175
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	30,000	30,563
7.75%, 03/15/20(b)	664,000	751,980
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	184,000	181,930
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	654,000	716,130
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,315,000	1,335,829
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	175,000	176,531
Sr. Unsec. Sub. Notes, 6.00%, 07/15/22(b)	105,000	105,787
6.50%, 07/15/24(b)	140,000	142,450
		4,092,375

Agricultural & Farm Machinery–0.02%

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	204,000	211,905

Air Freight & Logistics–0.31%

FedEx Corp., Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	2,690,000	2,920,425

Airlines–0.83%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	785	812
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	407,474	445,165
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,166,060	2,474,724
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	68,872	77,696

	Principal Amount	Value

Airlines–(continued)

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	$1,721,465	$1,807,000
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	691,000	739,370
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	1,805,502	1,976,461
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	86,978	87,423
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	236,376	246,422
		7,855,073

Alternative Carriers–0.12%

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	389,000	423,037
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	648,000	687,690
		1,110,727

Apparel Retail–0.09%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	472,000	519,200
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	97,000	103,426
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	84,656
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	146,000	161,695
		868,977

Apparel, Accessories & Luxury Goods–0.02%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	55,750
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	60,000	59,550
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	60,000	62,775
		178,075

Application Software–0.04%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	387,000	392,805

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–2.11%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	$4,515,000	$4,688,286
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	1,435,000	1,438,729
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	4,355,000	4,535,139
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	5,900,000	6,581,901
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	2,450,000	2,463,449
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	332,000	336,980
		20,044,484

Auto Parts & Equipment–0.23%

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	140,000	140,875
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	235,000	254,094
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	330,000	345,263
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	200,000	208,750
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	200,000	199,000
Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	206,600
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	212,250
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	550,000	576,812
		2,143,644

Automobile Manufacturers–0.65%

General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	3,805,000	3,900,125
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	2,215,000	2,269,559
		6,169,684

	Principal Amount	Value

Automotive Retail–0.73%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	$3,940,000	$4,521,652
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	278,000	278,695
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/21	2,000,000	2,175,820
		6,976,167

Biotechnology–0.95%

Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	2,315,000	2,329,761
4.63%, 05/15/44	4,170,000	4,180,652
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 3.70%, 04/01/24	2,203,000	2,265,441
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec. Notes, 5.25%, 04/01/22(b)	200,000	206,750
		8,982,604

Broadcasting–0.44%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	324,000	348,705
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	128,000	138,240
Clear Communications, Inc., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	152,000	145,920
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	3,535,000	3,554,417
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	36,575
		4,223,857

Building Products–0.42%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	720,000	774,000
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	467,000	505,528
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	615,000	650,362
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	222,000	227,570
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	830,000	923,375
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	81,000	86,265
7.88%, 03/30/20(b)	320,000	356,000

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Building Products–(continued)

Sr. Unsec. Notes, 9.75%, 01/15/18	$375,000	$451,406
		3,974,506

Cable & Satellite–3.95%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	200,000	211,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	353,000	364,472
Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	408,000	437,580
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,404,591
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,934,707
5.70%, 05/15/18	2,005,000	2,321,227
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,405,579
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	2,185,000	3,078,221
9.38%, 01/15/19(b)	1,860,000	2,424,883
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,475,000	1,568,070
Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	3,670,000	3,872,058
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,824,000	1,922,040
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	228,319
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	247,320
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	1,050,000	1,210,969
5.95%, 04/01/41	3,964,000	4,847,450
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	200,000	208,500
6.25%, 05/15/24(b)	200,000	210,500
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	525,000	582,750
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	4,004,337
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,626,697
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	400,000	422,755
		37,534,025

	Principal Amount	Value

Casinos & Gaming–0.29%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$530,000	$589,625
Caesars Entertainment Operating Co. Inc., Sr. Sec. Global Notes, 11.25%, 06/01/17	125,000	111,563
Caesars Entertainment Resort Properties LLC, Sr. Sec. Notes, 8.00%, 10/01/20(b)	374,000	387,090
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	86,000	86,860
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	295,000	328,925
6.75%, 10/01/20	186,000	207,855
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	327,000	385,042
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	660,000	686,400
		2,783,360

Catalog Retail–0.36%

QVC Inc., Sr. Sec. Gtd. Notes, 4.85%, 04/01/24(b)	3,240,000	3,381,794

Coal & Consumable Fuels–0.14%

Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	66,000	64,515
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	300,000	300,750
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	201,000	214,065
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	212,000	220,480
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	559,000	577,167
		1,376,977

Commodity Chemicals–0.26%

Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Bonds, 6.45%, 02/03/24	2,310,000	2,465,347

Communications Equipment–0.25%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	525,363
9.00%, 04/01/19(b)	521,000	537,281
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	1,210,000	1,271,683
		2,334,327

Computer & Electronics Retail–0.06%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	500,000	523,125

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Construction & Engineering–0.34%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	$500,000	$538,750
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	200,000	213,673
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	678,400
URS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/22	1,793,000	1,822,136
		3,252,959

Construction Machinery & Heavy Trucks–0.60%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	448,000	480,480
Caterpillar Inc., Sr. Unsec. Global Notes, 4.30%, 05/15/44	2,918,000	2,938,015
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	425,000	439,875
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	250,000	268,750
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	343,000	350,718
6.75%, 06/15/21	110,000	117,150
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	400,000	417,000
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	549,000	565,470
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	80,000	85,800
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	30,000	32,625
		5,695,883

Construction Materials–0.11%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	267,000	275,002
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	418,938
7.25%, 01/15/21(b)	200,000	217,282
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	122,000	132,370
		1,043,592

Consumer Finance–0.60%

Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	2,008,981
First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	150,000	159,750

	Principal Amount	Value

Consumer Finance–(continued)

Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	$3,290,000	$3,527,244
		5,695,975

Data Processing & Outsourced Services–0.40%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,534,416
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	763,000	829,762
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	255,000	276,994
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	748,000	900,405
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	217,000	241,141
		3,782,718

Distillers & Vintners–0.02%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	199,320	182,378

Diversified Banks–8.68%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	2,000,000	1,993,720
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,860,000	2,072,040
Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,286,712
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,904,934
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,971,556
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	836,228
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,372,515
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	2,015,000	2,035,297
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88% (b)(d)	2,205,000	2,389,669
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,615,943
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	3,245,000	3,506,028
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,382,061

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	$2,070,000	$2,217,314
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 5.25%, 03/14/44	2,215,000	2,353,582
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,777,915
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	5,560,000	5,685,100
Series S, Jr. Unsec. Sub. Notes, 6.75% (d)	2,035,000	2,202,887
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,612,756
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	2,045,000	2,125,360
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(d)	760,000	1,019,226
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	446,544
Unsec. Sub. Notes, 5.13%, 05/28/24	4,610,000	4,624,020
6.13%, 12/15/22	235,000	256,873
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	267,000	314,629
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,925,000	2,035,687
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	610,000	627,878
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	2,205,000	2,353,422
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	3,830,000	3,957,260
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,420,940
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,435,854
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	7,865,000	8,633,692
		82,467,642

	Principal Amount	Value

Diversified Capital Markets–0.38%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	$1,284,000	$1,429,445
Credit Suisse Group AG (Switzerland), Jr. Sub. Unsec. Notes, 7.50% (b)(d)	2,015,000	2,206,425
		3,635,870

Diversified Chemicals–0.66%

OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	5,060,000	5,284,614
6.88%, 04/25/44(b)	925,000	969,039
		6,253,653

Diversified Metals & Mining–3.78%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.13%, 04/15/21(b)	1,700,000	1,725,311
BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	3,307,000	3,625,988
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	751,000	800,731
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	5,237,000	5,189,191
4.63%, 04/29/24(b)	6,952,000	7,088,416
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	274,000	298,660
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	278,000	285,663
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	425,000	474,937
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,307,990
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,430,842
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	2,958,920
5.38%, 04/16/20	885,000	986,270
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	200,000	232,037
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	200,000	207,750

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.25%, 10/25/22(b)	$7,229,000	$7,333,341
		35,946,047

Diversified Support Services–0.21%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,965,000	1,973,705

Drug Retail–0.67%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,384,357	3,851,824
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,228,342	2,512,890
		6,364,714

Electric Utilities–1.26%

Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/14(b)	6,655,000	7,437,799
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	2,840,000	2,959,990
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	250,000	0
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,599,000	1,563,419
		11,961,208

Electronic Components–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	208,588

Electronic Manufacturing Services–0.01%

Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(b)	51,000	51,383

Environmental & Facilities Services–0.02%

Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	157,000	164,065

Gas Utilities–0.05%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	219,000	244,459
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.75%, 01/15/22(b)	100,000	105,125
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	140,000	154,525
		504,109

	Principal Amount	Value

General Merchandise Stores–0.31%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	$3,042,000	$2,928,509

Gold–1.84%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	4,800,000	4,928,358
5.70%, 05/30/41	3,000,000	2,994,124
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,228,000	4,757,480
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	2,860,000	2,936,356
New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	54,000	57,537
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	490,000	508,473
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,344,421
		17,526,749

Health Care Distributors–1.14%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	2,845,000	2,854,981
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	3,855,000	3,952,447
4.88%, 03/15/44	3,859,000	4,054,818
		10,862,246

Health Care Equipment–1.14%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	3,025,000	3,056,597
4.88%, 05/15/44	2,250,000	2,255,621
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	4,955,000	5,220,062
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	265,000	280,900
		10,813,180

Health Care Facilities–0.28%

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	127,000	129,858
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	626,532	665,690
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	830,000	890,175
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	170,000	186,363
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	84,000	88,620

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	$339,000	$366,967
Sr. Unsec. Global Notes, 6.75%, 02/01/20	25,000	26,781
8.13%, 04/01/22	271,000	309,617
		2,664,071

Health Care REIT’s–1.01%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	39,000	41,243
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,193,247
Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,154,704
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	205,000	224,475
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,251,953
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,750,000	1,775,405
4.25%, 03/01/22	900,000	959,972
		9,600,999

Health Care Services–0.11%

MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	263,000	274,177
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	775,000	781,608
		1,055,785

Health Care Supplies–0.03%

Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(b)	323,000	323,000

Homebuilding–0.92%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	669,000	675,690
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	329,000	356,142
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	143,000	155,155
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	305,000	346,175
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	7,049,660
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	129,000	128,678
		8,711,500

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.32%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	$2,770,000	$2,897,580
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	174,000	186,289
		3,083,869

Household Products–0.01%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	90,000	94,050

Hypermarkets & Super Centers–0.14%

Wal-Mart Stores Inc., Sr. Unsec. Global Bonds, 4.30%, 04/22/44	1,359,000	1,367,145

Independent Power Producers & Energy Traders–0.02%

AES Corp., Sr. Unsec. Global Notes, 8.00%, 10/15/17	6,000	7,065
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	145,000	166,750
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	52,279	55,351
		229,166

Industrial Conglomerates–0.91%

Hutchison Whampoa International (09) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,259,935
Hutchison Whampoa International (09/19) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,180,000	1,362,883
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	4,330,000	4,578,975
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	393,000	413,633
		8,615,426

Industrial Machinery–0.19%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,391,549
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	344,000	365,500
		1,757,049

Industrial REIT’s–0.26%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,461,124

Insurance Brokers–0.17%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,654,568

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–1.60%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	$4,364,000	$4,523,462
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	6,470,000	6,586,099
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	3,990,000	4,090,936
		15,200,497

Integrated Telecommunication Services–4.74%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	200,000	212,125
AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,505,962
1.70%, 06/01/17	2,340,000	2,369,902
2.95%, 05/15/16	1,555,000	1,621,092
Deutsche Telekom International Finance B.V. (Germany),
Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,540,079
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,078,389
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,685,000	1,766,826
4.75%, 02/16/21(b)	550,000	600,735
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	4,032,134
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	385,304
5.05%, 03/15/34	4,630,000	4,948,930
5.15%, 09/15/23	5,380,000	6,060,619
6.40%, 09/15/33	7,400,000	9,134,509
6.40%, 02/15/38	1,915,000	2,342,910
6.55%, 09/15/43	4,805,000	6,066,705
Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)	400,000	415,500
		45,081,721

Internet Software & Services–1.02%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,909,400
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	929,000	989,385
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	5,680,000	5,820,069
		9,718,854

	Principal Amount	Value

Investment Banking & Brokerage–3.37%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	$2,050,000	$2,403,625
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	490,000	552,095
5.75%, 01/24/22	3,600,000	4,165,251
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,622,678
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	3,030,000	3,154,230
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	426,814
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	6,323,100
7.63%, 08/13/19(b)	1,860,000	2,235,491
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	2,240,000	2,363,919
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,550,396
Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (d)	1,475,000	1,526,625
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,661,310
		31,985,534

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	175,000	179,813
Sr. Unsec. Gtd. Notes, 5.38%, 06/01/24(b)	48,000	48,600
		228,413

Life & Health Insurance–2.97%

MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,593,275
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,343,515
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,798,702
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,912,974
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,078,700
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,097,730

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

6.63%, 12/01/37	$1,420,000	$1,860,001
7.38%, 06/15/19	1,270,000	1,581,774
		28,266,671

Managed Health Care–0.49%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,042,141
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	113,000	121,758
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,524,049
		4,687,948

Marine–0.05%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	480,000	504,000

Metal & Glass Containers–0.04%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	140,000	144,900
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	187,000	188,402
		333,302

Movies & Entertainment–0.99%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	221,000	230,393
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	336,350
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	3,360,000	3,707,317
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	4,500,000	5,160,973
		9,435,033

Multi-Line Insurance–1.68%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,501,344
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,619,596
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	2,345,000	2,516,565
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	3,210,000	3,291,495
		15,929,000

Multi-Utilities–0.74%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	3,755,000	3,780,247

	Principal Amount	Value

Multi-Utilities–(continued)

5.00%, 05/15/44(b)	$3,215,000	$3,265,731
		7,045,978

Office REIT’s–0.23%
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	2,110,000	2,160,629

Office Services & Supplies–0.19%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,750,000	1,809,303

Oil & Gas Drilling–0.90%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	555,000	599,400
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	27,000	28,283
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	2,775,000	2,917,422
5.85%, 01/15/44	4,669,000	4,963,772
		8,508,877

Oil & Gas Equipment & Services–0.07%

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	285,000	290,344
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	346,000	361,570
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	49,000	51,511
		703,425

Oil & Gas Exploration & Production–1.54%
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	7,000	7,385
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	174,000	186,832
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	151,450
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	2,555,000	2,602,906
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	4,835,000	5,247,844
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	4,339,838
Energy XXI Gulf Coast Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 12/15/21	416,000	443,560
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	174,000	182,918

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$124,000	$127,720
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	267,000	293,700
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	38,938
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	50,000	52,813
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	107,000	110,478
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	188,000	195,755
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	575,000	616,687
		14,598,824

Oil & Gas Refining & Marketing–0.11%

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	895,000	1,017,090
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	15,000	15,075
		1,032,165

Oil & Gas Storage & Transportation–2.11%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	415,000	443,531
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	505,000	530,250
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	1,530,000	1,430,145
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	447,000	519,079
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	3,031,421
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	2,641,000	2,727,523
6.45%, 09/01/40	2,356,000	2,986,779
Fermaca Enterprises S de RL de C.V. (Mexico), Sr. Sec. Gtd. Notes, 6.38%, 03/30/38(b)	2,000,000	2,082,500
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	621,000	652,050

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	$238,000	$257,635
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,262,094
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	56,000	60,480
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	215,062
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	132,000	133,589
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	221,000	233,155
6.13%, 10/15/21	95,000	100,938
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	244,000	257,420
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	2,865,000	3,129,930
		20,053,581

Other Diversified Financial Services–3.68%

Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	2,315,000	2,966,952
Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	4,142,539
5.50%, 09/13/25	4,845,000	5,360,661
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	2,785,000	2,805,888
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,474,314
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	5,336,000	5,562,780
Voya Financial Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	8,315,000	8,640,266
Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,995,000	4,054,925
		35,008,325

Packaged Foods & Meats–0.80%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	232,000
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	581,000	608,597

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	$210,000	$227,850
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	135,000	146,306
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	5,551,000	5,587,672
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	273,000	297,229
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	50,000	50,625
6.75%, 12/01/21(b)	100,000	106,375
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	82,000	85,895
5.88%, 08/01/21(b)	82,000	86,920
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	184,000	192,280
		7,621,749

Paper Packaging–0.17%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	48,000	48,960
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	1,550,000	1,602,173
		1,651,133

Paper Products–0.07%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	64,000	65,040
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	572,000	593,450
		658,490

Personal Products–0.70%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	642,000	703,520
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	3,530,000	3,570,212
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,347,778
		6,621,510

Pharmaceuticals–0.75%

Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,432,000	3,422,204
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	2,370,000	2,426,558
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	409,000	427,405

	Principal Amount	Value

Pharmaceuticals–(continued)

6.38%, 10/15/20(b)	$500,000	$536,250
6.75%, 08/15/21(b)	82,000	87,740
7.50%, 07/15/21(b)	170,000	189,550
		7,089,707

Property & Casualty Insurance–1.66%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	3,315,000	3,555,337
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,853,768
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	2,105,000	2,473,375
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,228
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,926,943
		15,814,651

Regional Banks–1.36%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,221,262
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,843,800
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,501,661
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,318,872
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	350,000	402,500
Unsec. Sub. Global Notes, 5.13%, 06/15/17	635,000	669,131
		12,957,226

Reinsurance–0.30%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	2,665,000	2,867,575

Research & Consulting Services–0.46%

Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,380,918

Residential REIT’s–0.38%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,616,835

Retail REIT’s–0.61%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	3,965,000	3,987,950

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Retail REIT’s–(continued)

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	$1,500,000	$1,785,427
		5,773,377

Security & Alarm Services–0.03%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	236,000	250,160

Semiconductor Equipment–0.15%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	320,000	342,400
6.63%, 06/01/21	670,000	725,275
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	392,000	396,900
		1,464,575

Semiconductors–0.26%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	218,000	231,080
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	991,000	1,060,370
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	513,000	547,627
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	600,000	643,650
		2,482,727

Silver–0.54%

Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	4,800,000	5,088,000

Sovereign Debt–0.19%

Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,760,000	1,789,966

Specialized Finance–1.54%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	1,325,000	1,533,688
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	300,000	311,250
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	320,000	348,000
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	2,145,000	2,476,884
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	1,710,000	1,943,909
Sr. Unsec. Global Notes, 4.88%, 02/15/24	7,463,000	8,021,612
		14,635,343

	Principal Amount	Value

Specialized REIT’s–1.71%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	$2,300,000	$2,259,492
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,676,526
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	160,000	166,400
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,387,244
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,753,707
		16,243,369

Specialty Chemicals–0.06%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	173,000	179,271
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	50,000	50,250
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	380,000	386,650
		616,171

Specialty Stores–0.11%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	455,000	465,806
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	345,000	360,525
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	188,000	194,110
		1,020,441

Steel–0.81%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	615,000	664,200
6.75%, 02/25/22	95,000	106,495
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	798,000	875,805
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	543,000	581,010
7.38%, 02/01/20(b)	126,000	134,820
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	170,000	186,575
Sr. Unsec. Notes, 7.38%, 04/01/20	130,000	144,950
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	703,522
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	3,914,548

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Steel–(continued)

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	$246,000	$250,305
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	142,000	79,165
9.88%, 12/15/20	120,000	72,600
		7,713,995

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,563

Technology Hardware, Storage & Peripherals–0.45%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	4,310,000	4,293,837

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	80,000	87,700

Tobacco–0.77%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	3,905,000	4,326,951
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.88%, 11/15/43	2,730,000	2,952,781
		7,279,732

Trading Companies & Distributors–1.47%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	3,249,000	3,277,429
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	3,960,000	4,037,962
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	421,000	444,155
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	3,800,000	4,175,250
5.88%, 08/15/22	315,000	337,838
Sr. Unsec. Notes, 8.25%, 12/15/20	1,280,000	1,561,600
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	151,875
		13,986,109

Wireless Telecommunication Services–1.89%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,827,428

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,774,186

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Bonds, 5.35%, 05/20/24(b)	$745,000	$786,657
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	409,000
7.00%, 02/15/20(b)	200,000	211,000
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	570,000	607,050
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	1,565,000	1,534,131
5.00%, 03/15/44	4,835,000	5,047,620
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	245,000	259,700
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	892,000	927,680
11.50%, 11/15/21	80,000	108,800
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	285,000	329,175
9.00%, 11/15/18(b)	215,000	261,763
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	200,000	221,500
7.88%, 09/15/23(b)	122,000	138,165
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	1,250,000	1,334,375
6.63%, 04/01/23	250,000	271,250
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	264,000	285,450
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	430,000
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	211,000
		17,975,930
Total U.S. Dollar Denominated Bonds and Notes (Cost $733,627,103)		790,892,972

U.S. Treasury Securities–7.44%

U.S. Treasury Bills–0.36%

0.00%, 11/13/14(f)(g)(h)	1,265	1,264,740
0.04%, 11/13/14(f)(g)(h)	1,260	1,259,741
0.07%, 11/13/14(f)(g)(h)	925	924,810
		3,449,291

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

U.S. Treasury Notes–6.74%

1.63% , 04/30/19	$13,267	$13,334,903
2.50% , 05/15/24	50,633	50,762,795
		64,097,698

U.S. Treasury Bonds–0.34%

3.63% , 02/15/44	3,005	3,181,339
Total U.S. Treasury Securities (Cost $69,751,249)		70,728,328

	Shares

Preferred Stocks–2.76%

Asset Management & Custody Banks–0.27%

State Street Corp., Series D 5.90% Pfd.	99,000	2,589,098

Diversified Banks–0.20%

Wells Fargo & Co. 5.85% Pfd.	72,000	1,873,440

Investment Banking & Brokerage–1.52%

Goldman Sachs Group, Inc. (The), Series J 5.50% Pfd.	122,000	2,930,440
Morgan Stanley 6.88% Pfd.	150,000	4,102,500
Morgan Stanley, Series E 7.13% Pfd.	265,000	7,417,350
		14,450,290

Multi-Line Insurance–0.03%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.	10,400	312,832

Other Diversified Financial Services–0.31%

Citigroup Inc., Series K 6.88% Pfd.	110,000	2,944,700

Regional Banks–0.27%

PNC Financial Services Group, Inc. (The), Series P 6.13% Pfd.	95,000	2,573,550

Reinsurance–0.16%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	56,000	1,501,360
Total Preferred Stocks (Cost $24,458,060)		26,245,270

	Principal Amount

Municipal Obligations–1.06%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2007 B, Taxable RB, 9.00%, 05/15/18(e)	$535,000	342,432
Series 2006 B, Taxable RB, 7.50%, 05/15/17(e)	485,000	310,429

	Principal Amount		Value

Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		$2,525,000	$2,565,097
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,485,000	1,788,875
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(e)		330,000	98,894
Series 2007 C, Taxable Redevelopment Education RB, 7.56%(e)*		220,000	65,930
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35		5,465,000	4,886,694
Total Municipal Obligations (Cost $10,771,476)			10,058,351

Non-U.S. Dollar Denominated Bonds & Notes–0.60%(i)

Auto Parts & Equipment–0.05%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	330,000	469,668

Casinos & Gaming–0.07%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	200,000	357,868
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	350,000	344,641
			702,509

Food Distributors–0.08%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	400,000	719,646

Hotels, Resorts & Cruise Lines–0.05%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	140,000	211,579
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	316,299
			527,878

Independent Power Producers & Energy Traders–0.02%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	182,706

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount		Value

Internet Software & Services–0.04%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	245,000	$362,373

Metal & Glass Containers–0.02%

Greif Neveda Holdings Inc., SCS, (United States), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	161,894

Multi-Sector Holdings–0.04%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	220,525
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	100,000	176,420
			396,945

Other Diversified Financial Services–0.11%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	132,383
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	403,789
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	106,000	153,892
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	379,659
			1,069,723

Pharmaceuticals–0.05%

Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 11/15/19(b)	EUR	300,000	439,096

Research & Consulting Services–0.02%

La Financiere Atalian S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	110,000	162,698

Specialized Finance–0.04%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	176,001
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	113,000	198,881
			374,882

	Principal Amount		Value

Wireless Telecommunication Services–0.01%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	$140,750
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,336,061)			5,710,768

Asset-Backed Securities–0.20%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(j)		$413,159	420,390
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(j)		1,444,140	1,476,680
Total Asset-Backed Securities (Cost $1,667,953)			1,897,070

	Shares

Common Stocks & Other Equity Interests–0.03%

Broadcasting–0.00%

Adelphia Communications Corp.(k)		8,850	6,903
Adelphia Recovery Trust -Series ACC-1 (k)		859,558	8,596
			15,499

Integrated Telecommunication Services–0.02%

Largo Ltd. -Class A (Luxembourg)(l)		13,363	16,431
Largo Ltd. -Class B (Luxembourg)(l)		120,270	147,885
			164,316

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $184,688) (b)(m)		860	68,800
Total Common Stocks & Other Equity Interests (Cost $912,796)			248,615

Money Market Funds–4.16%

Liquid Assets Portfolio –Institutional Class (n)		19,760,749	19,760,749
Premier Portfolio –Institutional Class (n)		19,760,749	19,760,749
Total Money Market Funds (Cost $39,521,498)			39,521,498
TOTAL INVESTMENTS–99.47% (Cost $886,046,196)			945,302,872
OTHER ASSETS LESS LIABILITIES–0.53%			5,032,562
NET ASSETS–100.00%			$950,335,434

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Investment Abbreviations:

CAD	—Canadian Dollar

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

GBP	—British Pound

GO	—General Obligation

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

RB	—Revenue Bonds

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $243,886,932, which represented 25.66% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $817,685, which represented less than 1% of the Fund’s Net Assets.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreement. See Note 1G and Note 3.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security.

(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

*	Matured Security.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency

Invesco Corporate Bond Fund

E.	Forward Foreign Currency Contracts – (continued)

contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease

Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.

Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

I.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Corporate Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$63,177,670	$2,837,713	$—	$66,015,383
U.S. Treasury Securities	—	70,728,328	—	70,728,328
Corporate Debt Securities	—	789,103,006	0	789,103,006
Asset-Backed Securities	—	1,897,070	—	1,897,070
Municipal Obligations	—	10,058,351	—	10,058,351
Foreign Debt Securities	—	5,710,768	—	5,710,768
Foreign Sovereign Debt Securities	—	1,789,966	—	1,789,966
	63,177,670	882,125,202	0	945,302,872
Forward Foreign Currency Contracts*	—	5,876	—	5,876
Futures*	655,246	—	—	655,246
Swap Agreements*	—	(661,686)	—	(661,686)
Total Investments	$63,832,916	$881,469,392	$0	$945,302,308

* Unrealized appreciation (depreciation).

Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type(a)	Value
	Assets	Liabilities
Credit risk Swap agreements	$604,133	$(1,265,819)
Currency risk Forward foreign currency contracts	39,779	(33,903)
Interest rate risk Futures contracts	655,246	—
Total	$1,299,158	$(1,299,722)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, forward foreign currency contracts and futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss)
Credit risk	$—	$—	$(179,431)
Currency risk	—	(69,693)	—
Interest rate risk	(4,036,818)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	59,114
Currency risk	—	93,049	—
Interest rate risk	864,333	—	—
Total	$(3,172,485)	$23,356	$(120,317)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$ 176,799,563	$ 9,898,888	$ 249,083,333

	Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. 5 Year Treasury Notes	Long	308	September-2014	$36,885,406	$90,779
U.S. Treasury 30 Year Bonds	Long	123	September-2014	16,908,656	214,026
U.S. Ultra Bond	Short	238	September-2014	(35,766,938)	218,897
U.S. 10 Year Treasury Notes	Short	775	September-2014	(97,274,609)	131,544
Total Futures Contracts – Interest Rate Risk					$655,246

Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
07/25/14	RBC Capital Markets Corp.	CAD	375,000	USD	339,555	$345,399	$(5,844)
06/05/14	Citigroup Global Markets Inc.	EUR	2,137,531	USD	2,945,769	2,913,827	31,942
09/02/14	Citigroup Global Markets Inc.	EUR	1,823,410	USD	2,481,232	2,485,626	(4,394)
06/05/14	RBC Capital Markets Corp.	GBP	1,369,204	USD	2,287,864	2,294,971	(7,107)
07/09/14	Citigroup Global Markets Inc	GBP	604,058	USD	1,002,779	1,012,241	(9,462)
09/02/14	RBC Capital Markets Corp.	GBP	1,369,205	USD	2,286,305	2,293,401	(7,096)
06/05/14	Citigroup Global Markets Inc	USD	2,913,061	EUR	2,137,531	2,913,827	766
06/05/14	RBC Capital Markets Corp.	USD	2,287,900	GBP	1,369,205	2,294,971	7,071
Total open forward foreign currency contracts – Currency Risk							$5,876

   Currency Abbreviations:

   CAD — Canadian Dollar

   EUR — Euro

   GBP — British Pound Sterling

   USD — U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements at Period-End

Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	CDX North America Investment Grade –Series 22	Sell	1.00%	06/20/24	1.07%	$110,000,000	$(1,223,943)	$604,133
Credit Suisse First Boston/CME	CDX North America Investment Grade – Series 22	Buy	(1.00)%	06/20/19	0.62%	(176,000,000)	(2,690,817)	(556,072)
Total Credit Default Swap Agreements - Credit Risk							$(3,914,760)	$48,061

Open Over-The-Counter Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.43%	(10,750,000)	$522,177	$(709,747)
Total Credit Default Swap Agreements - Credit Risk							$522,177	$(709,747)

     Abbreviations:

     CME – Chicago Mercantile Exchange

(a)

Implied credit spreads represent the current level as of May 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Corporate Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $300,801,463 and $337,019,870, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $373,987,580 and $359,882,192, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$62,783,968
Aggregate unrealized (depreciation) of investment securities	(4,908,710)
Net unrealized appreciation of investment securities	$57,875,258
Cost of investments for tax purposes is $887,427,614.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	GRE-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.81%

Australia–6.53%

Dexus Property Group	13,787,493	$14,306,165
Federation Centres Ltd.	5,044,350	11,843,146
Goodman Group	2,233,324	10,578,706
Mirvac Group	7,808,673	13,173,996
Stockland	4,636,519	16,827,504
Westfield Group	2,163,962	21,547,478
Westfield Retail Trust	5,327,017	15,813,857
		104,090,852

Austria–0.26%

Conwert Immobilien Invest S.E.	333,372	4,094,619

Canada–3.53%

Allied Properties REIT	533,492	17,233,548
Boardwalk REIT	135,000	7,997,140
Canadian REIT	299,200	12,540,954
Chartwell Retirement Residences	579,729	5,647,024
H&R REIT	593,600	12,779,840
		56,198,506

China–0.83%

China Overseas Land & Investment Ltd.	2,718,000	7,062,885
Shimao Property Holdings Ltd.	3,065,500	6,161,252
		13,224,137

Finland–0.35%

Sponda Oyj	1,075,336	5,555,754

France–3.80%

Gecina S.A.	61,833	8,825,241
ICADE	6,684	669,960
Klepierre	49,736	2,414,701
Mercialys S.A.	192,699	4,304,131
Unibail-Rodamco S.E.	158,282	44,292,004
		60,506,037

Germany–2.54%

Deutsche Wohnen AG	337,189	7,478,604
Deutsche Wohnen AG	479,545	10,361,395
GAGFAH S.A. (a)	575,313	9,591,581
LEG Immobilien AG	185,658	13,097,355
		40,528,935

Hong Kong–7.55%

Henderson Land Development Co. Ltd.	1,564,500	10,190,539
Hongkong Land Holdings Ltd.	3,073,000	21,572,460
Hysan Development Co. Ltd.	1,264,000	6,187,128
Link REIT (The)	5,481,500	29,199,787
New World Development Co. Ltd.	7,190,000	8,237,597

	Shares	Value

Hong Kong–(continued)

Sun Hung Kai Properties Ltd.	2,660,000	$36,367,858
Sun Hung Kai Properties Ltd. -Wts. expiring 04/22/16(a)	129,333	159,310
Wharf Holdings Ltd. (The)	1,189,000	8,397,000
		120,311,679

Japan–12.78%

Activia Properties, Inc.	752	6,319,541
Frontier Real Estate Investment Corp.	1,138	6,170,688
Hulic Co., Ltd.	568,500	7,490,934
Hulic Reit, Inc.	2,917	4,298,134
Japan Logistics Fund Inc.	2,231	4,990,070
Japan Prime Realty Investment Corp.	2,826	10,160,661
Japan Real Estate Investment Corp.	2,309	13,495,629
Japan Retail Fund Investment Corp.	1,825	4,018,966
Kenedix Office Investment Corp.	1,833	9,579,135
Mitsubishi Estate Co. Ltd.	1,358,000	33,140,090
Mitsui Fudosan Co., Ltd.	1,777,000	56,566,685
Mori Hills REIT Investment Corp.	3,915	5,302,613
Nippon Prologis REIT Inc.	3,268	7,166,931
Sumitomo Realty & Development Co., Ltd.	700,000	30,225,798
United Urban Investment Corp.	2,886	4,618,167
		203,544,042

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Norway–0.18%

Norwegian Property ASA (a)	2,319,593	2,910,210

Singapore–3.54%

Ascendas REIT	5,469,000	10,726,094
CapitaCommercial Trust	6,999,000	9,430,208
CapitaLand Ltd.	4,356,500	11,090,986
CapitaMall Trust	2,066,000	3,409,567
CDL Hospitality Trusts	2,300,000	3,181,456
Global Logistic Properties Ltd.	5,927,000	13,136,459
Keppel Land Ltd.	1,973,000	5,474,001
		56,448,771

Sweden–1.20%

Castellum AB	603,322	10,375,992
Fabege AB	273,893	3,870,309
Wihlborgs Fastigheter AB	256,887	4,913,118
		19,159,419

United Kingdom–6.62%

Big Yellow Group PLC	539,481	4,538,980
Derwent London PLC	211,554	9,705,589
Great Portland Estates PLC	1,453,614	15,933,019
Hammerson PLC	1,850,290	18,435,858
Intu Properties PLC	908,226	4,795,461

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United Kingdom–(continued)

Land Securities Group PLC	2,305,277	$41,298,358
Quintain Estates & Development PLC (a)	2,267,255	3,610,354
Unite Group PLC	1,003,502	7,094,971
		105,412,590

United States–48.10%

AvalonBay Communities, Inc.	398,472	56,519,269
Boston Properties, Inc.	339,044	40,915,830
Brixmor Property Group Inc.	317,500	6,905,625
Brookdale Senior Living Inc. (a)	237,297	7,892,498
Cousins Properties, Inc.	1,070,700	12,848,400
CubeSmart	526,113	9,596,301
DDR Corp.	2,150,073	37,217,764
EastGroup Properties, Inc.	111,600	7,104,456
Empire State Realty Trust Inc. -Class A	541,400	8,873,546
Essex Property Trust, Inc.	166,571	30,142,688
Federal Realty Investment Trust	152,900	18,274,608
General Growth Properties, Inc.	1,092,077	26,024,195
Health Care REIT, Inc.	728,224	46,045,604
Healthcare Realty Trust, Inc.	488,122	12,168,881
Healthcare Trust of America, Inc. -Class A	1,552,380	18,783,798
Host Hotels & Resorts Inc.	1,567,392	34,592,341
Hudson Pacific Properties Inc.	575,832	13,647,218
LaSalle Hotel Properties	459,200	15,149,008
Liberty Property Trust	242,100	9,371,691
Mid-America Apartment Communities, Inc.	330,600	23,918,910
National Health Investors, Inc.	166,600	10,449,152
National Retail Properties Inc.	401,908	14,058,742
Pebblebrook Hotel Trust	139,055	4,942,015
Piedmont Office Realty Trust Inc. -Class A	1,038,210	19,331,470
Prologis, Inc.	1,211,384	50,284,550
Public Storage	205,177	35,368,411
Realty Income Corp.	368,822	15,969,993
Retail Opportunity Investments Corp.	662,238	10,463,360
RLJ Lodging Trust	512,700	14,206,917
Simon Property Group, Inc.	525,462	87,468,405
SL Green Realty Corp.	391,825	42,900,919
UDR, Inc.	707,979	19,483,582
Washington Prime Group Inc. (a)	262,731	5,225,720
		766,145,867
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,269,932,497)		1,558,131,418

Money Market Funds–1.84%

Liquid Assets Portfolio –Institutional Class (c)	14,606,442	14,606,442
Premier Portfolio –Institutional Class (c)	14,606,441	14,606,441
Total Money Market Funds (Cost $29,212,883)		29,212,883
TOTAL INVESTMENTS–99.65% (Cost $1,299,145,380)		1,587,344,301
OTHER ASSETS LESS LIABILITIES–0.35%		5,624,158
NET ASSETS–100.00%		$1,592,968,459

Investment Abbreviations:

REIT	—RealEstateInvestmentTrust
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2014 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Real Estate Fund

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2014, there were transfers from Level 1 to Level 2 of $110,222,927 and from Level 2 to Level 1 of $212,130,809, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$79,073,710	$25,017,142	$—	$104,090,852
Austria	4,094,619	—	—	4,094,619
Canada	56,198,506	—	—	56,198,506
China	—	13,224,137	—	13,224,137
Finland	5,555,754	—	—	5,555,754
France	15,544,073	44,961,964	—	60,506,037
Germany	40,528,935	—	—	40,528,935
Hong Kong	103,677,082	16,634,597	—	120,311,679
Japan	38,161,753	165,382,289	—	203,544,042
Malta	—	—	0	0
Norway	2,910,210	—	—	2,910,210
Singapore	45,357,785	11,090,986	—	56,448,771
Sweden	15,289,110	3,870,309	—	19,159,419
United Kingdom	25,206,375	80,206,215	—	105,412,590
United States	795,358,750	—	—	795,358,750
Total Investments	$1,226,956,662	$360,387,639	$0	$1,587,344,301

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $128,220,444 and $147,544,393, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$238,460,831
Aggregate unrealized (depreciation) of investment securities	(6,204,853)
Net unrealized appreciation of investment securities	$232,255,978
Cost of investments for tax purposes is $1,355,088,323.

Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	HYI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–85.06%

Aerospace & Defense–2.32%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$1,532,000	$1,635,410
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	2,650,000	2,699,688
6.00%, 10/15/22(b)	3,509,000	3,570,407
7.75%, 03/15/20(b)	7,405,000	8,386,162
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	3,267,000	3,230,246
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	8,577,000	9,391,815
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	2,438,000	2,459,333
7.50%, 07/15/21	3,787,000	4,194,102
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	1,875,000	1,889,063
6.50%, 07/15/24(b)	2,498,000	2,541,715
		39,997,941

Agricultural Products–0.26%

Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	4,226,000	4,416,170

Airlines–1.18%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	4,487,664	4,902,773
Series 2013-2, Class B, Sr. Sec. Pass Through Ctfs., 5.60%, 07/15/20(b)	2,738,186	2,885,364
Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	161,280	174,989
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,587,914	1,791,365
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	2,436,000	2,606,520
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	1,546,051	1,744,139
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	1,930,000	2,089,225

	Principal Amount	Value

Airlines–(continued)

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	$1,482,402	$1,489,999
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	601,380	691,587
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	543,805	578,473
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 04/23/22(b)	1,291,934	1,346,841
		20,301,275

Alternative Carriers–1.07%

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	4,914,000	5,343,975
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	12,395,000	13,154,194
		18,498,169

Apparel Retail–0.94%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	9,882,000	10,870,200
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,585,000	1,690,006
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	740,000	835,275
7.00%, 05/01/20	345,000	395,456
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	2,137,000	2,366,728
		16,157,665

Apparel, Accessories & Luxury Goods–0.50%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	5,949,000	6,633,135
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	1,181,000	1,172,143
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	816,000	853,740
		8,659,018

Application Software–0.35%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	5,948,000	6,037,220

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Auto Parts & Equipment–1.99%

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	$1,762,000	$1,773,013
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	4,512,000	4,878,600
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	8,433,000	8,823,026
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,870,000	2,995,562
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	3,105,000	3,089,475
Sr. Sec. Notes, 4.75%, 05/15/21(b)	1,800,000	1,859,400
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)(c)	920,000	976,350
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	9,364,000	9,820,495
		34,215,921

Automotive Retail–0.31%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	5,350,000	5,363,375

Biotechnology–0.05%

Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec. Notes, 5.25%, 04/01/22(b)	817,000	844,574
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	1,500,000	22,500
		867,074

Broadcasting–0.85%

CCU Escrow Corp., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	4,907,000	4,710,720
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	1,979,000	2,129,899
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	3,778,000	4,080,240
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,135,397
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	553,000	577,885
		14,634,141

	Principal Amount	Value

Building Products–3.36%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	$10,334,000	$11,109,050
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	6,724,000	7,278,730
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,673,000	9,171,698
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	3,004,000	3,079,364
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	10,075,000	11,208,437
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	1,172,000	1,248,180
7.88%, 03/30/20(b)	5,158,000	5,738,275
Sr. Unsec. Notes, 9.75%, 01/15/18	7,540,000	9,076,275
		57,910,009

Cable & Satellite–3.69%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	3,020,000	3,186,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	6,508,000	6,719,510
Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	4,608,000	4,942,080
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	101,770
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	15,803,000	16,652,411
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,030,000	4,488,412
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,002,000	2,292,290
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	3,677,000	3,860,850
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	4,295,000	4,477,538
6.25%, 05/15/24(b)	3,220,000	3,389,050
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	6,985,000	7,753,350
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	5,390,000	5,696,624
		63,559,985

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Casinos & Gaming–2.29%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$7,008,000	$7,796,400
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 10.00%, 12/15/15	2,825,000	2,881,500
Sr. Sec. Global Notes, 11.25%, 06/01/17	1,606,000	1,433,355
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	2,570,000	2,672,800
Sr. Sec. Notes, 8.00%, 10/01/20(b)	1,653,000	1,710,855
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	1,289,000	1,301,890
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	2,072,484
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	3,080,000	3,434,200
6.75%, 10/01/20	1,049,000	1,172,258
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	10,397,000	12,242,467
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	2,510,000	2,610,400
		39,328,609

Coal & Consumable Fuels–1.29%

Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	1,957,000	1,912,968
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	3,852,000	3,861,630
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	4,525,000	4,819,125
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	3,148,000	3,273,920
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	8,013,000	8,273,422
		22,141,065

Communications Equipment–1.06%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	2,571,000	2,326,755
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	7,955,000	7,885,394
9.00%, 04/01/19(b)	7,728,000	7,969,500
		18,181,649

Computer & Electronics Retail–0.34%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,515,000	5,770,069

	Principal Amount	Value

Construction & Engineering–1.26%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	$8,485,000	$9,142,587
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	11,835,000	12,545,100
		21,687,687

Construction & Farm Machinery & Heavy Trucks–2.66%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	6,867,000	7,364,857
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	6,987,000	7,231,545
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	4,435,000	4,767,625
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	5,196,000	5,312,910
6.75%, 06/15/21	1,652,000	1,759,380
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,921,000	5,130,143
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	7,165,000	7,379,950
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	883,000	947,018
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	500,000	543,750
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	5,122,000	5,320,477
		45,757,655

Construction Materials–1.23%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	2,904,000	2,991,030
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	7,275,000	7,619,432
7.25%, 01/15/21(b)	1,786,000	1,940,334
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,544,420
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	4,443,000	5,031,698
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	1,850,000	2,007,250
		21,134,164

Consumer Finance–0.69%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	2,794,000	3,345,815
8.00%, 03/15/20	5,298,000	6,450,315

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Consumer Finance–(continued)

First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	$1,959,000	$2,086,335
		11,882,465

Data Processing & Outsourced Services–2.24%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	9,876,000	10,740,150
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	11,315,000	12,290,919
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	4,810,000	5,790,037
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	8,793,000	9,771,221
		38,592,327

Distillers & Vintners–0.34%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/15(e)	3,469,090	3,174,217
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.75%, 05/01/21	2,154,000	2,143,230
6.00%, 05/01/22	420,000	473,550
		5,790,997

Diversified Banks–0.44%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,788,000	3,047,495
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	3,871,000	4,561,528
		7,609,023

Diversified Metals & Mining–2.10%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	9,652,000	10,291,155
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	4,563,000	4,973,670
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	6,238,000	6,409,942
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	920,000	952,523
9.50%, 07/18/18(b)	5,030,000	5,835,739
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	1,600,000	1,662,000
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	3,575,000	3,637,562

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Walter Energy, Inc., (continued) Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	$2,335,000	$1,301,763
9.88%, 12/15/20	1,810,000	1,095,050
		36,159,404

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	3,845,000	0

Electrical Components & Equipment–0.20%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	3,300,000	3,357,750

Electronic Manufacturing Services–0.05%

Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(b)	916,000	922,870

Electronics & Electrical–0.66%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	10,556,000	11,294,920

Environmental & Facilities Services–0.26%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	1,863,000	2,021,355
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,230,000	2,386,100
		4,407,455

Food Products–0.05%

Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	763,000	837,393

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20 (c)(f)	74,052	60,075
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(f)	515,000	1,287
		61,362

Gas Utilities–1.11%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,158,000	8,586,295
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	1,461,000	1,535,876

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	$5,870,000	$5,972,725
7.38%, 08/01/21	2,684,000	2,962,465
		19,057,361

Gold–0.64%

New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	1,556,000	1,657,918
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	9,092,000	9,434,768
		11,092,686

Health Care Equipment–0.44%

Biomet Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	2,751,000	2,971,080
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	4,312,000	4,570,720
		7,541,800

Health Care Facilities–2.60%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	567,000	599,603
Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	1,648,000	1,685,080
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	8,196,552	8,708,836
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	6,993,000	7,499,992
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	3,065,000	3,360,006
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	2,488,000	2,876,750
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	1,258,000	1,327,190
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	1,993,000	2,157,423
6.25%, 11/01/18	733,000	811,798
Sr. Unsec. Global Notes, 6.75%, 02/01/20	9,020,000	9,662,675
8.13%, 04/01/22	5,353,000	6,115,803
		44,805,156

Health Care Services–0.47%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	1,980,000	2,128,500

	Principal Amount	Value

Health Care Services–(continued)

MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	$5,644,000	$5,883,870
		8,012,370

Health Care Supplies–0.34%

Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(b)	5,816,000	5,816,000

Homebuilding–2.47%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	9,938,000	10,037,380
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	4,462,000	4,740,875
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	5,260,000	5,693,950
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	2,969,000	3,117,450
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	4,555,000	4,668,875
7.50%, 05/15/16	1,517,000	1,625,086
11.88%, 10/15/15	1,083,000	1,221,083
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	2,087,000	2,264,395
7.50%, 09/15/22	1,480,000	1,639,100
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,802,000	5,450,270
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,141,000	2,135,647
		42,594,111

Hotels, Resorts & Cruise Lines–0.19%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	3,106,000	3,325,361

Household Products–1.10%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	6,086,000	6,359,870
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	3,366,000	3,605,827
9.88%, 08/15/19	8,128,000	8,981,440
		18,947,137

Independent Power Producers & Energy Traders–0.77%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	5,931,000	6,850,305
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	176,000	202,400
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	3,341,000	3,545,636

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	$2,575,806	$2,727,135
		13,325,476

Industrial Conglomerates–0.35%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	5,765,000	6,067,663

Industrial Machinery–0.27%

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	4,343,000	4,614,438

Integrated Telecommunication Services–0.58%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	973,000	1,031,988
Altice Finco S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.13%, 01/15/24(b)	300,000	326,688
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	2,999,000	3,033,143
Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)	5,372,000	5,580,165
		9,971,984

Internet Software & Services–0.92%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	14,839,000	15,803,535

Investment Banking & Brokerage–0.11%

Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (g)	930,000	968,130
Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (g)	943,000	976,005
		1,944,135

Leisure Facilities–0.22%

Cedar Fair L.P./ Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	2,835,000	2,912,963
Sr. Unsec. Gtd. Notes, 5.38%, 06/01/24(b)	864,000	874,800
		3,787,763

Managed Health Care–0.09%

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	1,471,000	1,585,003

	Principal Amount	Value

Marine–0.44%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	$7,131,000	$7,487,550

Metal & Glass Containers–1.11%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	1,830,000	1,894,050
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	11,485,000	11,571,138
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	5,669,000	5,754,035
		19,219,223

Movies & Entertainment–0.85%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	4,227,000	4,406,648
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,771,830
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	5,131,000	5,361,895
		14,540,373

Oil & Gas Drilling–1.63%

Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	1,588,000	1,696,558
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	7,170,000	7,743,600
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	1,551,000	1,624,673
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	7,140,000	7,354,200
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	2,699,000	2,935,162
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	1,820,000	1,808,966
Sidewinder Drilling Inc., Sr. Unsec. Notes, 9.75%, 11/15/19(b)	4,890,000	4,841,100
		28,004,259

Oil & Gas Equipment & Services–1.40%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	2,234,000	2,418,305
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	8,445,000	8,603,344
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	3,161,000	3,196,561

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Equipment & Services –(continued)

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	$4,361,000	$4,557,245
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	2,705,000	2,752,338
7.25%, 10/01/20(b)	400,000	438,000
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	658,000	691,722
McDermott International Inc., Sec. Gtd. Notes, 8.00%, 05/01/21(b)	1,432,000	1,466,010
		24,123,525

Oil & Gas Exploration & Production–6.21%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	3,801,000	3,976,796
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	6,289,000	6,461,947
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(b)	3,616,000	3,715,440
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(b)	1,820,000	1,818,317
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	3,839,000	4,050,145
6.75%, 11/01/20	2,049,000	2,187,308
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	3,103,000	3,331,846
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	2,611,000	2,797,034
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	3,013,000	3,510,145
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	4,352,000	4,504,320
Energy XXI Gulf Coast Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 12/15/21	6,364,000	6,785,615
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	4,859,000	5,108,024
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	8,396,000	8,794,810
FTS International, Inc., Sr. Sec. Gtd. Notes, 6.25%, 05/01/22(b)	2,148,000	2,201,700

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	$4,400,000	$4,708,000
9.75%, 07/15/20	3,263,000	3,589,300
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	593,000	659,713
Lonestar Resources America Inc., Sr. Unsec. Notes, 8.75%, 04/15/19(b)	3,685,000	3,721,850
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	5,850,000	6,215,625
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	405,000	411,075
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	8,707,000	8,826,721
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	3,585,000	3,701,513
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	5,541,000	5,769,566
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	8,581,000	9,203,122
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	815,000	884,275
		106,934,207

Oil & Gas Refining & Marketing–0.28%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	4,565,000	4,650,594
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	225,000	226,125
		4,876,719

Oil & Gas Storage & Transportation–4.35%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	1,216,000	1,276,800
Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	2,671,000	2,804,550
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	8,675,000	9,271,406
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	10,195,000	10,704,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$6,134,000	$7,123,107
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	6,078,000	6,397,095
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	8,977,000	9,425,850
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	3,721,000	4,027,983
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	1,026,000	1,082,430
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	869,000	938,520
6.88%, 02/01/21	5,835,000	6,301,800
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,859,750
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	2,365,000	2,393,472
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	5,658,000	5,969,190
6.13%, 10/15/21	1,365,000	1,450,313
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	2,725,000	2,874,875
		74,901,891

Packaged Foods & Meats–2.78%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	1,875,000	2,175,000
REGS, Sr. Unsec. Gtd. Euro Bond, 10.25%, 10/05/16(b)	1,029,000	1,180,778
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	7,209,000	7,267,573
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	11,411,000	11,953,022
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	3,249,000	3,525,165
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	3,200,000	3,351,660

	Principal Amount	Value

Packaged Foods & Meats–(continued)

JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 10/22/13-02/19/14; Cost $1,087,948) (b)	$974,000	$1,134,710
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	1,268,000	1,470,880
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	1,870,000	2,026,612
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	4,712,000	5,130,190
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	887,000	898,088
6.75%, 12/01/21(b)	1,257,000	1,337,134
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	1,148,000	1,202,530
5.88%, 08/01/21(b)	1,148,000	1,216,880
6.63%, 08/15/22	1,003,000	1,099,539
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	2,784,000	2,909,280
		47,879,041

Paper Packaging–0.06%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	711,000	725,220
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	351,000	358,898
		1,084,118

Paper Products–0.57%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	1,073,000	1,090,436
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	8,383,000	8,697,363
		9,787,799

Personal Products–0.46%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	7,156,000	7,841,727

Pharmaceuticals–1.22%

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	5,564,000	5,814,380
6.38%, 10/15/20(b)	3,215,000	3,448,087
6.75%, 08/15/21(b)	2,318,000	2,480,260
7.25%, 07/15/22(b)	1,180,000	1,286,200
7.50%, 07/15/21(b)	7,105,000	7,922,075
		20,951,002

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Regional Banks–0.73%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	$2,825,000	$3,248,750
Unsec. Sub. Global Notes, 5.13%, 06/15/17	8,854,000	9,329,903
		12,578,653

Research & Consulting Services–0.11%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	1,820,000	1,879,150

Security & Alarm Services–0.21%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	3,441,000	3,647,460

Semiconductor Equipment–1.33%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	6,965,000	7,452,550
6.63%, 06/01/21	9,327,000	10,096,477
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	5,357,000	5,423,963
		22,972,990

Semiconductors–1.44%

Advanced Mico Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	2,969,000	3,147,140
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	3,798,000	4,149,315
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	7,189,000	7,674,258
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	9,130,000	9,794,207
		24,764,920

Specialized Finance–2.03%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	4,869,000	5,307,210
7.63%, 04/15/20	4,697,000	5,436,777
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	2,934,000	3,044,025
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	5,205,000	5,660,437
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	4,376,000	4,616,680
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	2,985,000	3,201,413
Sr. Unsec. Notes, 8.25%, 12/15/20	6,290,000	7,673,800
		34,940,342

	Principal Amount	Value

Specialized REIT’s–0.38%

Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	$2,412,000	$2,508,480
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	3,688,000	4,038,360
		6,546,840

Specialty Chemicals–0.96%

Axalta Coating Systems US Holdings Inc./ Axalta Coating Systems Dutch Holding B.V., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	640,000	704,160
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	2,469,000	2,558,501
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	868,000	872,340
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	5,986,000	6,689,355
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	5,578,000	5,675,615
		16,499,971

Specialty Stores–0.63%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	7,517,000	7,695,529
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	2,981,000	3,077,882
		10,773,411

Steel–1.90%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	11,579,000	12,632,707
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	1,811,000	1,987,572
SunCoke Energy Partners L.P. /SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	11,087,000	11,863,090
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	3,780,000	4,148,550
Sr. Unsec. Notes, 7.38%, 04/01/20	1,896,000	2,114,040
		32,745,959

Technology Distributors–0.23%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	3,643,000	3,902,564

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.26%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	$4,515,000	$4,498,069

Tires & Rubber–0.07%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	1,133,000	1,242,051

Trading Companies & Distributors–0.29%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	2,449,000	2,470,429
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,195,000	2,469,375
		4,939,804

Trucking–0.31%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/22(b)	3,863,000	3,887,144
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	1,385,000	1,471,562
		5,358,706

Wireless Telecommunication Services–6.12%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,525,000	3,826,035
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	3,985,000	4,074,663
7.00%, 02/15/20(b)	3,065,000	3,233,575
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	8,710,000	9,276,150
8.13%, 06/01/23	6,210,000	6,706,800
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	2,860,000	3,031,600
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	6,973,000	7,251,920
7.00%, 08/15/20	552,000	611,340
11.50%, 11/15/21	2,103,000	2,860,080
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	4,480,000	5,174,400
9.00%, 11/15/18(b)	3,883,000	4,727,552
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	7,870,000	8,716,025
7.88%, 09/15/23(b)	3,779,000	4,279,717
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	7,856,000	8,386,280
6.63%, 04/01/23	15,806,000	17,149,510

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21		$4,263,000	$4,609,369
6.84%, 04/28/23		2,065,000	2,248,269
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)		5,000,000	5,375,000
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		3,650,000	3,850,750
			105,389,035
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,413,442,654)			1,464,138,165

Non-U.S. Dollar Denominated Bonds & Notes–7.67%(h)

Apparel, Accessories & Luxury Goods–0.17%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,985,000	2,908,898

Auto Parts & Equipment–0.26%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	3,170,000	4,511,656

Broadcasting–0.54%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	3,145,000	4,536,483
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,785,000	2,603,644
REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(b)	EUR	1,440,000	2,100,418
			9,240,545

Cable & Satellite–0.39%

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	GBP	2,000,000	3,612,211
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	3,070,379
			6,682,590

Casinos & Gaming–0.74%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	3,305,000	5,913,780
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	5,198,000	5,118,407

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Casinos & Gaming–(continued)

William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	974,000	$1,618,415
			12,650,602

Construction & Engineering–0.10%

Astaldi SpA (Italy), REGS, Sr. Unsec. Euro Notes, 7.13%, 12/01/20(b)	EUR	1,190,000	1,762,983

Construction Materials–0.81%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Bonds, 6.63%, 04/15/21(b)	EUR	3,320,000	4,610,683
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	2,680,000	3,991,094
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	1,150,000	1,712,596
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,370,000	3,678,377
			13,992,750

Department Stores–0.03%

New Look Bondco I PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.75%, 05/14/18(b)	GBP	300,000	544,346

Food Distributors–0.58%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	5,500,000	9,895,137

Hotels, Resorts & Cruise Lines–0.42%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	2,330,000	3,521,277
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	3,776,981
			7,298,258

Independent Power Producers & Energy Traders–0.21%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	2,020,000	3,690,657

Internet Software & Services–0.27%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	3,080,000	4,555,542

Metal & Glass Containers–0.15%

Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	1,590,000	2,574,109

	Principal Amount		Value

Multi-Sector Holdings–0.28%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	$2,408,133
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	1,380,000	2,434,597
			4,842,730

Other Diversified Financial Services–1.34%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,520,000	2,012,223
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	3,307,000	4,377,909
Boats Investments Netherlands B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 0.00%, 03/31/17(b)(c)	EUR	1,516,848	1,033,884
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	1,685,000	3,239,922
Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(b)	EUR	3,100,000	4,270,292
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	1,427,000	2,071,730
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 11/15/18(b)	EUR	396,000	574,916
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	2,925,000	5,552,517
			23,133,393

Paper Packaging–0.32%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50% (g)	EUR	4,100,000	3,632,928
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec. Gtd. Notes, 3.25%, 06/01/21(b)	EUR	1,339,000	1,821,902
			5,454,830

Personal Products–0.11%

Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	1,290,000	1,960,759

Pharmaceuticals–0.31%

Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 11/15/19(b)	EUR	3,680,000	5,386,248

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Publishing–0.05%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(b)	GBP	500,000	$825,529

Research & Consulting Services–0.13%

La Financiere Atalian S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	1,550,000	2,292,562

Specialized Finance–0.25%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	900,000	1,584,009
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	1,500,000	2,640,015
			4,224,024

Wireless Telecommunication Services–0.21%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	1,420,000	2,136,577
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19 (b)(c)	EUR	1,000,000	1,407,504
			3,544,081
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $122,915,130)			131,972,229

	Shares

Common Stocks & Other Equity Interests–1.32%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)		1,000	0

Automobile Manufacturers–0.69%

General Motors Co. (j)		229,258	7,927,742
General Motors Co. -Wts. expiring 07/10/16(i)(j)		82,196	2,017,090
General Motors Co. -Wts. expiring 07/10/19(i)(j)		82,196	1,348,836
Motors Liquidation Co. GUC Trust (i)		21,555	538,444
			11,832,112

Broadcasting–0.01%

Adelphia Communications Corp. (k)		50,250	39,195
Adelphia Recovery Trust -Series ACC-1 (k)		4,846,549	48,466
Adelphia Recovery Trust -Series Arahova (k)		2,211,702	26,540
			114,201

Construction Materials–0.30%

U.S. Concrete, Inc. (i)		209,869	5,154,383

	Shares	Value

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	79,899	$19,176

Integrated Telecommunication Services–0.24%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(l)	22,376	313,264
Largo Ltd. (Luxembourg) -Class A (i)	312,510	384,264
Largo Ltd. (Luxembourg) -Class B (i)	2,812,600	3,458,391
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0) (b)(i)	73,021	0
		4,155,919

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236) (b)(i)	36,820	0

Paper Products–0.07%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $3,061,958) (b)(m)	14,192	1,135,360

Semiconductors–0.01%

Magnachip Semiconductor Corp. (South Korea)(i)	20,834	258,758
Total Common Stocks & Other Equity Interests (Cost $58,595,248)		22,669,909

	Principal Amount

Variable Rate Senior Loan Interests–1.12%

Apparel Retail–0.24%

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Term Loan, 0.00%, 03/11/15 (p)(q)	$4,135,000	4,135,000

Casinos & Gaming–0.10%

Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Term Loan, 8.98%, 01/28/18 (q)	1,660,000	1,645,923

Diversified Real Estate Activities–0.78%

Weyerhaeuser Real Estate Co., Sr. Unsec. Gtd. Term Loan, 0.00%, 11/03/14 (p)(q)	13,440,000	13,440,000
Total Variable Rate Senior Loan Interests (Cost $19,222,744)		19,220,923

	Shares

Preferred Stocks–0.29%

Multi-Line Insurance–0.29%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd. (Cost $4,132,841)	163,427	4,915,884

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

U.S. Treasury Bills–0.06%

0.04%, 11/13/14 (n)(o)	$895,000	$894,816
0.05%, 11/13/14 (n)(o)	225,000	224,954
Total U.S. Treasury Securities (Cost $1,119,760)		1,119,770

	Shares	Value

Money Market Funds–3.76%

Liquid Assets Portfolio –Institutional Class (r)	32,349,556	$32,349,556
Premier Portfolio –Institutional Class (r)	32,349,556	32,349,556
Total Money Market Funds (Cost $64,699,112)		64,699,112
TOTAL INVESTMENTS–99.28% (Cost $1,684,127,489)		1,708,735,992
OTHER ASSETS LESS LIABILITIES–0.72%		12,459,007
NET ASSETS–100.00%		$1,721,194,999

Investment Abbreviations:

CAD	—	Canadian Dollar

Conv.	—	Convertible

Ctfs.	—	Certificates

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment in Kind

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $755,517,923, which represented 43.89% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	0.00%	11.00%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00
Mobile Challenger Intermediate Group S.A., Sr. Sec. PIK Notes	8.75	9.50
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88	7.63

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $23,787, which represented less than 1% of the Fund’s Net Assets.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(p)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including forward foreign currency contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses

Invesco High Yield Fund

E.	Foreign Currency Translations – (continued)

realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the

Invesco High Yield Fund

H.	Swap Agreements – (continued)

FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco High Yield Fund

J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$87,192,689	$5,092,216	$0	$92,284,905
U.S. Treasury Securities	—	1,119,770	—	1,119,770
Corporate Debt Securities	—	1,483,359,088	0	1,483,359,088
Foreign Debt Securities	—	131,972,229	—	131,972,229
	87,192,689	1,621,543,303	0	1,708,735,992
Forward Foreign Currency Contracts*	—	384,050	—	384,050
Futures*	104,028	—	—	104,028
Swap Agreements*	—	1,179,872	—	1,179,872
Total Investments	$87,296,717	$1,623,107,225	$0	$1,710,403,942

* Unrealized appreciation.

Invesco High Yield Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap agreements (a)	$1,179,872	$—
Currency risk Forward foreign currency contracts (a)	1,052,650	(668,600)
Interest rate risk Futures contracts (a)	104,028	—
Total	$2,336,550	$(668,600)

(a)	Includes cumulative appreciation (depreciation) of futures contracts, foreign currency contracts, and swap agreements.

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss) Credit risk	$—	$—	$(109,180)
Currency risk	—	(1,412,895)	—
Interest rate risk	(660,531)	—	—
Change in Unrealized Appreciation (Depreciation) Credit risk	$—	$—	349,123
Currency risk	—	(2,198,112)	—
Interest rate risk	104,028	—	—
Total	$(556,503)	$(3,611,007)	$239,943

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, swap agreements, options written and options purchased outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$35,804,028	$236,614,047	$20,813,869

Invesco High Yield Fund

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/05/14	Citigroup Global Markets Inc.	EUR	64,743,987	USD	89,116,292	$88,257,331	$858,961
06/05/14	Citigroup Global Markets Inc.	USD	88,209,584	EUR	64,743,986	88,257,332	47,748
06/05/14	RBC Capital Markets Corp.	GBP	28,258,992	USD	47,142,778	47,365,868	(223,090)
06/05/14	RBC Capital Markets Corp.	USD	47,219,928	GBP	28,258,992	47,365,869	145,941
07/09/14	Citigroup Global Markets Inc.	GBP	3,548,629	USD	5,898,785	5,946,562	(47,777)
07/25/14	RBC Capital Markets Corp.	CAD	6,770,000	USD	6,130,097	6,235,601	(105,504)
09/02/14	Citigroup Global Markets Inc.	EUR	60,495,000	USD	82,319,478	82,465,258	(145,780)
09/02/14	RBC Capital Markets Corp.	GBP	28,258,992	USD	47,187,006	47,333,455	(146,449)
							$384,050

Currency Abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	Short	279	September - 2014	$35,018,859	$104,028

Centrally Cleared Swap Agreements:

Credit Default Swap Agreements
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Bank of America Securities LLC /CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.13%	$14,856,272	$1,068,648	$167,283
Total Credit Default Swap Agreements – Credit Risk							$1,068,648	$167,283

Abbreviations:

CME – Chicago Mercantile Exchange

Invesco High Yield Fund

Over The Counter (OTC) Swap Agreements:

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JP Morgan Securities Inc.	CDX North American High Yield - Series 17	Sell	5.00%	12/20/2016	1.82%	$4,750,000	$(103,831)	$480,693
JP Morgan Securities Inc.	CDX North American High YIeld - Series 5	Sell	5.00	12/20/2017	2.26	6,980,000	111,700	531,896
Total Credit Default Swap Agreements - Credit Risk							$7,869	$1,012,589
(a)	Implied credit spreads represent the current level as of May 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Unfunded Loan Commitments

As of May 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value
Men’s Wearhouse Inc. (The)	Term Loan	$4,135,000	$4,135,000
Weyerhaeuser Real Estate Co.	Term Loan	13,440,000	13,440,000
		$17,575,000	$17,575,000

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $516,459,796 and $483,632,633, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$68,658,223
Aggregate unrealized (depreciation) of investment securities	(80,742,801)
Net unrealized appreciation (depreciation) of investment securities	$(12,084,578)
Cost of investments for tax purposes is $1,720,820,570.

Invesco High Yield Fund

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$4,135,000	$4,135,000
Credit Suisse First Boston	1,660,000	1,645,923
Morgan Stanley	13,440,000	13,440,000
Total	$19,235,000	$19,220,923

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	LTD-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–100.02%

U.S. Treasury Notes–92.87%

U.S. Treasury Notes	0.25%	09/30/15	$3,350	$3,353,886
U.S. Treasury Notes	1.25%	10/31/15	8,800	8,931,251
U.S. Treasury Notes	0.25%	12/31/15	7,000	7,002,738
U.S. Treasury Notes	2.13%	12/31/15	4,500	4,633,955
U.S. Treasury Notes	0.38%	01/31/16	9,700	9,720,509
U.S. Treasury Notes	2.00%	01/31/16	2,775	2,855,016
U.S. Treasury Notes	0.38%	02/15/16	10,600	10,619,121
U.S. Treasury Notes	0.38%	03/31/16	7,800	7,809,242
U.S. Treasury Notes	0.38%	04/30/16	3,000	3,002,160
U.S. Treasury Notes	0.25%	05/15/16	1,800	1,796,518
U.S. Treasury Notes	0.50%	06/15/16	2,700	2,706,112
U.S. Treasury Notes	1.00%	08/31/16	7,900	7,994,478
U.S. Treasury Notes	0.88%	09/15/16	850	857,245
U.S. Treasury Notes	1.00%	10/31/16	3,900	3,942,399
U.S. Treasury Notes	0.88%	11/30/16	2,625	2,644,522
				77,869,152

U.S. Treasury Inflation - Indexed Bonds –7.05%

U.S. Treasury Inflation - Indexed Bonds	2.00%	01/15/16	3,601	3,802,548
U.S. Treasury Inflation - Indexed Bonds	0.13%	04/15/18	2,044	2,111,144
				5,913,692

U.S. Treasury Bills–0.10%

U.S. Treasury Bills (a)(b)	0.04%	11/13/14	50	49,989
U.S. Treasury Bills (a)(b)	0.09%	11/13/14	30	29,994
				79,983
TOTAL INVESTMENTS–100.02% (Cost $83,621,845)				83,862,827
OTHER ASSETS LESS LIABILITIES-(0.02)%				(13,271)
NET ASSETS–100.00%				$83,849,556

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the

Invesco Limited Maturity Treasury Fund

C.	Futures Contracts – (continued)

difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$--	$83,862,827	$--	$83,862,827
Futures*	2,755	--	--	2,755
Total Investments	$2,755	$83,862,827	$--	$83,865,582
*	Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$2,755	-

(a)	Includes cumulative appreciation of futures contracts.

Invesco Limited Maturity Treasury Fund

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate risk	$(3,023)
Change in Unrealized Appreciation
Interest rate risk	12,283
Total	$ 9,260

The table below summarizes the average notional value of futures contracts purchased outstanding during the period.

Average notional value	$14,885,469

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 2 Year Notes	Short	40	September-2014	$(8,790,625)	$1,789
U.S. Treasury 5 Year Notes	Short	16	September-2014	(1,916,125)	966
Total Futures Contracts - Interest Rate Risk					$2,755

NOTE 4 -- Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2014 was $31,527,278 and $39,057,677, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$244,717
Aggregate unrealized (depreciation) of investment securities	(11,522)
Net unrealized appreciation of investment securities	$233,195
Cost of investments for tax purposes is $83,629,632.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	MKT-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.04%(a)

Asset-Backed Securities - Consumer Receivables–7.38%

Barton Capital LLC (b)(c)	0.16%	09/29/14	$10,000	$10,000,000

Old Line Funding, LLC (b)	0.23%	07/15/14	4,400	4,398,763

Old Line Funding, LLC (b)(c)	0.18%	07/18/14	20,000	20,000,000

Old Line Funding, LLC (b)	0.17%	08/01/14	17,000	16,995,103

Salisbury Receivables Co. LLC (b)	0.18%	06/02/14	25,000	24,999,875

Sheffield Receivables Corp. (b)	0.18%	06/12/14	2,100	2,099,885

Sheffield Receivables Corp. (b)	0.18%	07/11/14	4,000	3,999,200

Thunder Bay Funding, LLC (b)	0.23%	07/15/14	1,800	1,799,494

Thunder Bay Funding, LLC (b)	0.25%	09/05/14	5,300	5,296,466

				89,588,786

Asset-Backed Securities - Fully Supported–0.50%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	08/06/14	6,100	6,097,652

Asset-Backed Securities - Fully Supported Bank–7.79%

Atlantic Asset Securitization LLC (CEP-Credit Agricole CIB) (b)(c)(d)	0.23%	02/20/15	20,000	20,000,000

Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.12%	06/03/14	15,000	14,999,900

Crown Point Capital Co. LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/09/14	5,900	5,898,755

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/11/14	30,000	29,993,333

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc) (b)(d)	0.19%	07/23/14	8,700	8,697,612

Ridgefield Funding Co. LLC (CEP-BNP Paribas, S.A.) (b)(d)	0.18%	07/08/14	15,000	14,997,225

				94,586,825

Asset-Backed Securities - Multi-Purpose–8.16%

Chariot Funding, LLC (b)	0.23%	06/02/14	10,000	9,999,936

Chariot Funding, LLC (b)	0.23%	06/05/14	2,900	2,899,926

Chariot Funding, LLC (b)	0.22%	11/03/14	5,000	4,995,264

Jupiter Securitization Co. LLC (b)	0.23%	06/03/14	2,000	1,999,975

Jupiter Securitization Co. LLC (b)	0.23%	06/05/14	9,500	9,499,757

Jupiter Securitization Co. LLC (b)	0.22%	07/15/14	900	899,758

Jupiter Securitization Co. LLC (b)	0.22%	10/01/14	2,100	2,098,434

Mont Blanc Capital Corp. (b)(d)	0.19%	06/10/14	3,600	3,599,829

Mont Blanc Capital Corp. (b)(d)	0.19%	07/11/14	11,000	10,997,678

Nieuw Amsterdam Receivables Corp. (b)(d)	0.14%	07/10/14	3,500	3,499,469

Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	08/12/14	3,600	3,598,848

Regency Markets No. LLC (b)(d)	0.12%	06/05/14	20,000	19,999,733

Versailles Commercial Paper LLC (b)	0.17%	07/21/14	25,000	24,994,097

				99,082,704

Diversified Banks–10.72%

Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	10,700	10,693,045

Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	7,000	6,994,944

Commonwealth Bank of Australia (b)(c)(d)	0.18%	10/01/14	9,600	9,600,007

Commonwealth Bank of Australia (b)(c)(d)	0.18%	10/07/14	3,600	3,600,000

Dexia Credit Local S.A. (d)	0.22%	06/17/14	4,800	4,799,531

Dexia Credit Local S.A. (d)	0.24%	07/07/14	6,000	5,998,560

DNB Bank ASA (b)(d)	0.17%	07/11/14	7,600	7,598,607

ING (US) Funding LLC (d)	0.19%	07/07/14	1,800	1,799,658

Mizuho Funding, LLC (b)(d)	0.20%	06/11/14	3,600	3,599,805

Mizuho Funding, LLC (b)(d)	0.19%	08/04/14	4,100	4,098,615

Mizuho Funding, LLC (b)(d)	0.22%	09/08/14	6,800	6,795,980

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

National Australia Funding Delaware Inc. (b)(d)	0.20%	07/07/14	$1,800	$1,799,640
National Australia Funding Delaware Inc. (b)(d)	0.19%	07/14/14	2,400	2,399,455
National Australia Funding Delaware Inc. (b)(d)	0.18%	11/03/14	12,100	12,090,883
National Australia Funding Delaware Inc. (b)(d)	0.16%	11/04/14	2,700	2,698,128
PNC Bank, N.A.	0.28%	10/06/14	1,600	1,600,000
Standard Chartered Bank (b)(d)	0.16%	06/10/14	4,000	3,999,840
Standard Chartered Bank (b)(d)	0.17%	08/04/14	4,400	4,398,670
Standard Chartered Bank (b)(d)	0.17%	08/11/14	10,000	9,996,647
Sumitomo Mitsui Banking Corp. (b)(d)	0.21%	07/07/14	3,200	3,199,328
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	10/10/14	5,000	4,995,634
Sumitomo Mitsui Banking Corp. (b)(d)	0.25%	08/05/14	3,600	3,598,375
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/12/14	7,100	7,099,696
Westpac Banking Corp. (b)(c)(d)	0.22%	09/23/14	6,700	6,701,457
				130,156,505

Life & Health Insurance–0.68%

MetLife Short Term Funding LLC (b)	0.10%	06/09/14	8,200	8,199,818

Other Diversified Financial Services–0.40%

General Electric Capital Corp.	0.20%	07/09/14	4,800	4,798,987

Regional Banks–3.72%

BNZ International Funding Ltd. (b)(d)	0.20%	11/12/14	5,300	5,295,292
BNZ International Funding Ltd. (b)(d)	0.21%	11/26/14	20,000	19,979,728
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.13%	06/06/14	5,800	5,799,895
Macquarie Bank Ltd. (b)(d)	0.17%	06/10/14	10,000	9,999,575
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.24%	07/28/14	4,100	4,098,442
				45,172,932

Soft Drinks–0.96%

Coca-Cola Co. (The) (b)	0.16%	09/09/14	7,000	6,996,889
Coca-Cola Co. (The) (b)	0.17%	11/04/14	4,700	4,696,538
				11,693,427

Specialized Finance–0.73%

Caisse des Depots et Consignations (b)(d)	0.16%	06/09/14	8,800	8,799,687
Total Commercial Paper (Cost $498,177,323)				498,177,323

Certificates of Deposit–25.96%

Australia & New Zealand Banking Group, Ltd. (d)	0.17%	08/01/14	3,400	3,400,000
Bank of Montreal (d)	0.11%	06/04/14	27,200	27,200,000
Bank of Nova Scotia (d)	0.18%	09/02/14	6,200	6,200,000
Bank of Nova Scotia (c)(d)	0.31%	10/30/14	26,000	26,000,000
Bank of Nova Scotia (c)(d)	0.32%	05/29/15	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.20%	08/11/14	11,700	11,700,000
DNB Bank ASA (d)	0.06%	06/02/14	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.20%	06/03/14	10,400	10,400,000
Mizuho Bank Ltd.	0.20%	07/16/14	5,400	5,400,000
Natixis (c)(d)	0.32%	06/25/14	18,000	18,000,000
Nordea Bank Finland PLC (d)	0.01%	07/03/14	20,000	20,000,000
Nordea Bank Finland PLC (d)	0.16%	06/06/14	3,500	3,500,000
Norinchukin Bank (The) (d)	0.21%	07/08/14	15,000	15,000,000
Norinchukin Bank (The) (d)	0.25%	08/08/14	2,800	2,800,000
Norinchukin Bank (The) (c)(d)	0.23%	07/09/14	9,700	9,700,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.18%	06/11/14	9,000	8,999,999
Oversea-Chinese Banking Corp. Ltd. (d)	0.18%	06/09/14	10,100	10,100,000
Royal Bank of Canada (c)(d)	0.32%	06/04/15	21,000	21,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Societe Generale (c)(d)	0.23%	11/13/14	$3,300	$3,300,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	07/02/14	5,400	5,400,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.25%	07/14/14	1,800	1,800,000
Toronto-Dominion Bank (d)	0.19%	10/10/14	10,000	10,000,000
Toronto-Dominion Bank (d)	0.19%	11/07/14	3,100	3,100,000
Toronto-Dominion Bank (d)	0.11%	06/10/14	8,200	8,200,000
Toronto-Dominion Bank (d)	0.20%	07/28/14	2,000	2,000,000
Toronto-Dominion Bank (d)	0.20%	06/02/14	25,000	25,000,000
Total Certificates of Deposit (Cost $315,199,999)				315,199,999

Variable Rate Demand Notes–7.06%(e)

Credit Enhanced–7.06%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	2,410	2,410,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.08%	08/01/35	15,085	15,084,999
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.06%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.06%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	07/01/38	4,170	4,170,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.07%	11/01/39	2,000	2,000,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.07%	08/01/28	1,330	1,330,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (d)(f)	0.13%	09/01/14	4,400	4,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.13%	12/01/31	15,025	15,025,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.09%	12/01/39	955	955,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.07%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.22%	01/01/33	4,015	4,015,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	03/01/32	1,100	1,100,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	2,040	2,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.08%	11/15/37	5,500	5,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/27	5,600	5,600,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.06%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	09/01/15	600	600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.06%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.06%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.09%	11/15/24	4,300	4,300,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	02/01/34	7,400	7,400,000
Total Variable Rate Demand Notes (Cost $85,749,999)				85,749,999

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–5.63%

Diversified Banks–5.63%

Barclays Bank PLC, Sec. Medium-Term Global Notes (b)(c)(d)	0.48%	03/13/15	$4,200	$4,200,000
Commonwealth Bank of Australia, Sr. Unsec. Notes (b)(d)	3.75%	10/15/14	10,000	10,131,598
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.38%	06/01/15	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes (c)	0.32%	06/19/15	10,000	10,000,000
Unsec. Medium-Term Notes (c)	0.32%	06/19/15	19,000	19,000,000
Total Bonds & Notes (Cost $68,331,598)				68,331,598
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.69% (Cost $967,458,919)				967,458,919
			Repurchase Amount

Repurchase Agreements–20.19%(g)

Barclays Capital Inc., Joint agreement dated 05/30/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Treasury obligations valued at $612,000,013; 0.63%-5.00%, 01/31/15-05/15/37)	0.06%	06/02/14	100,000,500	100,000,000
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,004,243; 2.03%-3.97%, 06/01/25-01/15/43)	0.08%	06/02/14	50,000,333	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/30/14, maturing value $40,032,000 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Sovereign debt and Domestic and Foreign Corporate obligations valued at $43,769,489; 0%-11.95%, 07/12/17-03/13/38) (h)	0.48%	07/29/14	40,032,000	40,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/30/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0%-6.50%, 04/01/18-06/01/44)	0.08%	06/02/14	55,150,248	55,149,880
Total Repurchase Agreements (Cost $245,149,880)				245,149,880
TOTAL INVESTMENTS(i)(j)–99.88% (Cost $1,212,608,799)				1,212,608,799
OTHER ASSETS LESS LIABILITIES–0.12%				1,397,238
NET ASSETS–100.00%				$1,214,006,037

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $505,939,196, which represented 41.68% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.3%; Japan: 8.9%; Australia: 7.2%; United Kingdom: 7.2%; France: 5.4%; other countries less than 5% each: 12.93%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Money Market Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	REA-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.42%

Apartments–14.05%

AvalonBay Communities, Inc.	942,277	$133,652,570
Essex Property Trust, Inc.	412,757	74,692,507
Mid-America Apartment Communities, Inc.	820,600	59,370,410
UDR, Inc.	1,756,968	48,351,759
		316,067,246

Diversified–1.43%

BGP Holdings PLC (Malta) (Acquired 08/06/09 Cost $0)(b)(c)	3,547,941	0
Cousins Properties, Inc.	2,675,400	32,104,800
		32,104,800

Freestanding–3.33%

National Retail Properties Inc.	1,005,500	35,172,390
Realty Income Corp.	917,213	39,715,323
		74,887,713

Healthcare–8.14%

Brookdale Senior Living Inc. (c)	580,638	19,312,020
Health Care REIT, Inc.	1,707,579	107,970,220
Healthcare Realty Trust, Inc.	1,213,265	30,246,696
National Health Investors, Inc.	409,800	25,702,656
		183,231,592

Industrial/Office: Industrial–6.90%

Cabot Industrial Value Fund II LP (Acquired 11/10/05 - 05/12/09 Cost $3,266,500)(b)(c)(d)	6,533	2,930,275
EastGroup Properties, Inc.	273,000	17,379,180
Exeter Industrial Value Fund LP (Acquired 11/06/07 - 04/18/11 Cost $3,554,748)(b)(d)	4,185,000	3,420,120
Keystone Industrial Fund II LP (Acquired 01/08/09 - 05/25/12 Cost $4,518,750)(b)(d)	4,597,826	5,205,833
Keystone Industrial Fund LP (Acquired 03/27/06 - 06/27/11 Cost $2,755,048)(b)(d)	3,534,653	3,627,724
Prologis, Inc.	2,957,049	122,747,104
		155,310,236

Industrial/Office: Mixed–1.04%

Liberty Property Trust	605,300	23,431,163

Industrial/Office: Office–16.05%

Boston Properties, Inc.	839,485	101,309,050
BRCP Realty LP (Acquired 05/29/03 - 05/29/08 Cost $918,371)(b)	2,789,299	497,834
BRCP Realty II LP (Acquired 10/02/06 - 04/04/11 Cost $4,646,429)(b)(c)(d)	4,646,429	2,594,264
Empire State Realty Trust Inc. -Class A	1,320,900	21,649,551
Healthcare Trust of America, Inc. -Class A	3,863,444	46,747,672
Hudson Pacific Properties Inc.	1,431,888	33,935,746

	Shares	Value

Industrial/Office: Office–(continued)

Piedmont Office Realty Trust Inc. -Class A	2,580,528	$48,049,431
SL Green Realty Corp.	970,809	106,293,878
		361,077,426

Infrastructure–8.87%

American Tower Corp.	1,405,066	125,936,066
Crown Castle International Corp.	960,402	73,691,645
		199,627,711

Lodging-Resorts–7.86%

Host Hotels & Resorts Inc.	3,904,940	86,182,026
LaSalle Hotel Properties	1,314,120	43,352,819
Pebblebrook Hotel Trust	340,381	12,097,140
RLJ Lodging Trust	1,270,000	35,191,700
		176,823,685

Regional Malls–12.43%

General Growth Properties, Inc.	2,707,475	64,519,129
Simon Property Group, Inc.	1,291,990	215,064,656
		279,583,785

Retail REIT’s–0.57%

Washington Prime Group Inc. (c)	645,995	12,848,841

Self Storage Facilities–4.98%

CubeSmart	1,304,998	23,803,163
Public Storage	511,705	88,207,708
		112,010,871

Shopping Centers–8.05%

Brixmor Property Group Inc.	787,200	17,121,600
DDR Corp.	5,341,682	92,464,516
Federal Realty Investment Trust	380,700	45,501,264
Retail Opportunity Investments Corp.	1,656,078	26,166,032
		181,253,412

Timber REIT’S–4.72%

Weyerhaeuser Co.	3,376,303	106,083,440
Total Common Stocks & Other Equity Interests (Cost $1,617,242,671)		2,214,341,921

Money Market Funds–1.14%

Liquid Assets Portfolio –Institutional Class (e)	12,831,297	12,831,297
Premier Portfolio –Institutional Class (e)	12,831,297	12,831,297
Total Money Market Funds (Cost $25,662,594)		25,662,594
TOTAL INVESTMENTS–99.56% (Cost $1,642,905,265)		2,240,004,515
OTHER ASSETS LESS LIABILITIES–0.44%		9,969,893
NET ASSETS–100.00%		$2,249,974,408

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Investment Abbreviations:

REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $18,276,050, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,221,728,465	$--	$18,276,050	$2,240,004,515

Invesco Real Estate Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $74,651,426 and $84,742,751, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$582,445,010
Aggregate unrealized (depreciation) of investment securities	(3,979,472)
Net unrealized appreciation of investment securities	$578,465,538
Cost of investments for tax purposes is $1,661,538,977.

Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	STB-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–57.15%

Aerospace & Defense–0.59%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 05/28/17	$5,000,000	$5,018,440

Agricultural Products–0.57%

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,205,000	1,206,787
Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,618,531
		4,825,318

Airlines–1.42%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	136,344	148,956
Series 2013-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 01/15/23(b)	1,426,489	1,544,174
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,893
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,482,996	4,094,697
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,122,987	1,178,785
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,485,138	5,000,929
		11,994,434

Asset Management & Custody Banks–0.33%

Bank of New York Mellon Corp. (The), Unsec. Notes, 2.20%, 05/15/19	2,784,000	2,810,886

Automobile Manufacturers–2.01%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,815,603
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	8,700,000	8,917,500
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes, 2.35%, 03/04/19(b)	4,250,000	4,266,335
		16,999,438

	Principal Amount	Value

Automotive Retail–0.87%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	$2,171,000	$2,491,499

Autozone, Inc., Sr. Unsec. Global Notes, 1.30%, 01/13/17	4,855,000	4,876,966
		7,368,465

Biotechnology–0.32%

Celgene Corp., Sr. Unsec. Global Notes, 2.25%, 05/15/19	2,650,000	2,665,608

Brewers–0.35%

Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,979,001

Broadcasting–0.36%

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,054,375

Cable & Satellite–0.17%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,411,681

Casinos & Gaming–0.06%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	528,750

Catalog Retail–0.80%

QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	6,400,000	6,788,000

Commodity Chemicals–0.33%

LyondellBasell Industries N.V., Sr. Unsec. Global Notes, 5.00%, 04/15/19	2,500,000	2,826,913

Construction & Engineering–0.50%

URS Corp., Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/17	4,000,000	4,186,067

Construction Materials–0.20%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,689,405

Consumer Finance–0.97%

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,671,720
Capital One Financial Corp., Sr. Unsec. Global Notes, 2.15%, 03/23/15	1,750,000	1,774,345
1.00%, 11/06/15	1,000,000	1,004,490

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Consumer Finance–(continued)

Navient Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	$2,685,000	$2,763,909
		8,214,464

Data Processing & Outsourced Services–0.35%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,930,074

Diversified Banks–5.96%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/18	2,700,000	2,828,178
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,128,925
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	183,810
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,175,889
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,803,837
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,635,084
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,306,264
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,015,000	1,043,804
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	2,013,117
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,530,000
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	609,242
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,594,204
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	850,000	874,912
3.20%, 05/12/16(b)	3,200,000	3,349,676
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,319,806
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,076,860
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,233,844
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,024,784
Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,565,000
		50,297,236

	Principal Amount	Value

Diversified Capital Markets–0.07%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	$565,000	$577,300

Diversified Metals & Mining–3.43%

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	9,500,000	10,022,500
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(b)	1,330,000	1,348,341
2.70%, 10/25/17(b)	1,830,000	1,877,161
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 1.70%, 05/27/16(b)	9,000,000	9,059,588
3.13%, 04/29/19(b)	3,100,000	3,136,693
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,515,369
		28,959,652

Drug Retail–0.24%

CVS Caremark Corp., Sr. Unsec. Notes, 1.20%, 12/05/16	2,000,000	2,017,441

Electric Utilities–1.41%

Commonwealth Edison Co., Sr. Sec. First Mortgage Global Bonds, 2.15%, 01/15/19	1,625,000	1,646,173
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.34%, 09/01/15	4,700,000	4,741,890
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,535,128
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	3,955,330
		11,878,521

Food Retail–0.32%

Kroger Co. (The), Sr. Unsec. Global Notes, 2.30%, 01/15/19	2,695,000	2,728,782

General Merchandise Stores–0.27%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,244,238

Gold–0.77%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,214,103
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,321,243
		6,535,346

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Health Care Distributors–1.85%

AmerisourceBergen Corp., Sr. Unsec. Notes, 1.15%, 05/15/17	$10,000,000	$9,993,244
McKesson Corp., Sr. Unsec. Global Notes, 1.29%, 03/10/17	4,000,000	4,012,861
Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,655,121
		15,661,226

Health Care Equipment–0.37%

Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,738,166
CareFusion Corp., Sr. Unsec. Global Notes, 1.45%, 05/15/17	1,405,000	1,404,863
		3,143,029

Health Care Facilities–0.00%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,263

Health Care REIT’s–1.14%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,805,484
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,570,541
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	2,185,000	2,216,721
		9,592,746

Health Care Services–0.17%

Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,416,762

Homebuilding–0.03%

Lennar Corp., Sr. Unsec. Gtd. Notes, 4.50%, 06/15/19	213,000	217,526

Hotels, Resorts & Cruise Lines–1.09%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	4,415,000	4,448,624
1.88%, 12/15/17	1,285,000	1,294,284
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,000,000	1,041,443
2.50%, 03/01/18	2,385,000	2,427,416
		9,211,767

Industrial Conglomerates–0.84%

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,019,245
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	3,060,000	3,235,950

	Principal Amount	Value

Industrial Conglomerates–(continued)

Hutchison Whampoa International (09/19) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	$100,000	$115,499
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	684,510
		7,055,204

Industrial Machinery–0.60%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,044,896

Integrated Oil & Gas–1.44%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	3,005,000	3,039,152
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.25%, 03/17/17	5,000,000	5,098,385
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,654,480
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	359,018
		12,151,035

Integrated Telecommunication Services–3.03%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	1,070,000	1,094,313
0.80%, 12/01/15	3,500,000	3,513,911
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	238,185
Verizon Communications, Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	20,000,000	20,717,315
		25,563,724

Internet Software & Services–0.90%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,963,213
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,014,767
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/17(b)	2,600,000	2,623,780
		7,601,760

Investment Banking & Brokerage–2.04%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,607,923
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,536,170

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	$2,645,000	$2,753,445
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	566,586
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,123,324
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,952,384
Sr. Unsec. Notes, 3.45%, 11/02/15	2,210,000	2,295,908
Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (c)	1,295,000	1,340,325
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	90,231
		17,266,296

Life & Health Insurance–1.55%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	386,574
Pricoa Global Funding I, Sec. Notes, 2.20%, 05/16/19(b)	5,965,000	6,003,001
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,400,000	2,461,589
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	4,078,202
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	196,788
		13,126,154

Managed Health Care–0.78%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,075,967
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,102,575
1.88%, 11/15/16	1,600,000	1,644,859
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,766,834
		6,590,235

Movies & Entertainment–0.33%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,783,311

Multi-Utilities–1.35%

Dominion Gas Holdings LLC, Sr. Unsec. Notes, 1.05%, 11/01/16(b)	7,000,000	7,012,099
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,061,990
Enable Midstream Partners L.P., Sr. Unsec. Notes, 2.40%, 05/15/19(b)	1,315,000	1,319,046
		11,393,135

	Principal Amount	Value

Office REIT’s–0.31%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$2,510,000	$2,589,804

Oil & Gas Exploration & Production–1.18%

Devon Energy Corp., Sr. Unsec. Global Notes, 1.20%, 12/15/16	5,000,000	5,030,286
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,050,482
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Globlal Notes, 3.50%, 01/30/23	3,000,000	2,917,352
		9,998,120

Oil & Gas Refining & Marketing–0.19%

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,569,706

Oil & Gas Storage & Transportation–0.96%

Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,981,525
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/18	5,000,000	5,105,151
		8,086,676

Other Diversified Financial Services–2.94%

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,147,500
Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,117,542
2.50%, 09/26/18	7,500,000	7,674,723
Doric Nimrod Air Alpha Pass Through Trust (United Arab Emirates), Series 2013-1, Sec. Pass Through Ctfs., 6.13%, 11/30/19(b)	3,713,111	3,889,484
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,017,059
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,820,155
Voya Financial Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,195,590
		24,862,053

Personal Products–0.33%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,824,660

Pharmaceuticals–1.58%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	5,240,000	5,289,141

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 1.30%, 11/08/16(b)	$3,000,000	$3,002,853
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	5,000,000	5,036,432
		13,328,426

Publishing–0.03%

Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	232,031

Regional Banks–3.66%

BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/19	1,250,000	1,269,188
Branch Banking & Trust Co., Sr. Unsec. Bank Notes, 1.00%, 04/03/17	8,300,000	8,278,407
2.30%, 10/15/18	10,000,000	10,211,449
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	866,343
PNC Bank, N.A., Sr. Unsec. Bank Notes, 1.30%, 10/03/16	6,000,000	6,068,822
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,194,638
		30,888,847

Retail REIT’s–0.67%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,487,750
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,160,367
		5,648,117

Specialized Finance–0.95%

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,022,500
5.75%, 05/15/16	2,300,000	2,475,375
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,486,418
		7,984,293

Specialized REIT’s–0.56%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,177,820
Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	190,791
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,440,996
6.11%, 01/15/20(b)	900,000	1,059,750
4.88%, 08/15/20(b)	245,000	272,152

	Principal Amount	Value

Specialized REIT’s–(continued)

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	$500,000	$599,459
		4,740,968

Specialty Stores–1.01%

Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	8,500,000	8,527,801

Steel–0.42%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	1,615,000	1,665,469
4.25%, 03/01/16	1,000,000	1,037,500
6.13%, 06/01/18	750,000	825,000
		3,527,969

Systems Software–0.44%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,573,964
Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,176,615
		3,750,579

Technology Hardware, Storage & Peripherals–0.90%

Apple Inc., Sr. Unsec. Global Notes, 1.05%, 05/05/17	7,585,000	7,598,405

Trading Companies & Distributors–0.36%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)	3,000,000	3,033,750

Trucking–0.37%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,076,689
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,020,032
		3,096,721

Wireless Telecommunication Services–0.11%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	897,416
Total U.S. Dollar Denominated Bonds and Notes (Cost $472,472,329)		482,540,246

Asset-Backed Securities–25.86%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,154,958
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,113,256

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.47%, 05/14/20(b)(d)	$1,248,516	$1,231,336
Atrium IV, Series 4A, Class B, Floating Rate Pass Through Ctfs., 0.99%, 06/08/19(b)(d)	4,000,000	3,929,040
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/45	6,300,000	6,679,726
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/45	6,300,000	6,618,881
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.35%, 09/10/47(d)	3,230,000	3,406,256
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.64%, 05/25/34(d)	211,766	213,918
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.30%, 08/25/33(d)	354,222	356,966
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,161,872
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	3,000,000	3,183,984
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	85,886	86,688
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.58%, 04/12/38(d)	5,725,000	6,136,267
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.58%, 04/12/38(b)(d)	2,500,000	2,652,981
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	493,136	537,169
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.47%, 04/20/19(b)(d)	3,600,621	3,557,702
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.90%, 08/15/26(b)(d)	3,500,000	3,510,196

	Principal Amount	Value
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.44%, 04/19/22(b)(d)	$2,062,712	$2,026,800
CGBAM Commercial Mortgage Trust, Series 2014, Class HD, Floating Rate Pass Through Ctfs., 1.36%, 02/15/31(b)(d)	5,000,000	5,004,700
Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.95%, 05/15/30(b)(d)	3,770,000	3,792,816
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.22%, 08/25/34(d)	981,817	988,510
COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.30%, 10/13/28(b)(d)	3,000,000	3,023,594
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.20%, 06/08/30(b)(d)	4,125,000	4,131,802
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.42%, 06/25/34(d)	3,626,423	3,470,255
Credit Suisse First Mortgage Securities Corp., Series 2005-C1, Class AJ, Pass Through Ctfs., 5.08%, 02/15/38	3,050,000	3,123,975
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)	253,495	257,931
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $259,342)(b)	251,789	255,496
Dryden XI-Leveraged Loan CDO 2006, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.60%, 04/12/20(b)(d)	1,000,000	967,930
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.47%, 04/19/21(b)(d)	2,821,178	2,772,936
Gallatin CLO III, 2007-1 Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.56%, 05/15/21(b)(d)	1,667,000	1,609,305
GCCFC Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,500,000	2,546,358
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.45%, 02/15/27(b)(d)	5,000,000	5,009,680

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.55%, 05/11/21(b)(d)	$7,000,000	$6,693,050
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,021,477
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.63%, 08/01/20(b)(d)	4,032,000	3,898,017
Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.57%, 08/01/20(b)(d)	5,000,000	4,921,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	4,900,000	5,196,472
JP Morgan Mortgage Trust, Series 2013-2, Class A2, Pass Through Ctfs., 3.50%, 05/25/43(b)	4,486,702	4,546,147
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.61%, 07/26/36(b)(d)	4,431,296	4,482,938
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.59%, 10/19/20(b)(d)	3,500,000	3,400,950
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	5,000,000	5,445,917
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	142,876	146,519
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,790,000	4,939,632
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,000,000	5,257,877
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	4,200,000	4,239,858
Madison Park Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.49%, 03/25/20(b)(d)	2,356,927	2,326,522
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(d)	299,323	311,398
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	10,000,000	10,741,835

	Principal Amount	Value
RBSCF Trust, Series 2010-RR3, Class MS4A, Pass Through Ctfs., 4.97%, 04/16/40(b)	$32,380	$32,508
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.62%, 01/26/36(b)(d)	3,573,933	3,636,813
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,788,896
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	3,862,343	3,494,779
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,768,436	3,492,899
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	5,072,638	4,784,882
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,359,327	3,269,767
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	2,228,145	2,259,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 5.17%, 11/25/34(d)	1,429,102	1,416,522
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 10/25/20(b)(d)	2,000,000	1,945,380
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	61,208	62,498
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	39,699	40,557
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 07/15/41(d)	6,174	6,168
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,089,848
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	16,773	17,536
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.28%, 12/15/44(d)	8,000,000	8,421,272

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.41%, 08/25/33(d)	$1,537,822	$1,563,406
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/27(b)(d)	3,500,000	3,507,200
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,064,423
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,178,905	1,198,428
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 09/25/34(d)	298,278	306,692
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	848,976	868,106
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/46(d)	4,500,000	4,985,471
Total Asset-Backed Securities (Cost $219,185,912)		218,337,425

U.S. Treasury Securities–10.00%

U.S. Treasury Bills–0.11%

0.04%, 11/13/14(e)(f)	910	909,813

U.S. Treasury Notes–9.89%

0.38%, 04/30/16	41,648	41,677,994
0.88%, 05/15/17	4,904	4,918,329
1.63%, 04/30/19	35,677	35,859,603
2.50%, 05/15/24	1,032	1,034,645
		83,490,571
Total U.S. Treasury Securities (Cost $83,939,381)		84,400,384

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.56%

Collateralized Mortgage Obligations–0.19%

Fannie Mae REMICS, 0.60%, 02/25/47(d)	185,205	185,786
Federal Deposit Insurance Co., Gtd., Series 2010-S1, Class 1A, Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $918,250)(b)(d)	918,250	918,802
Freddie Mac REMICS, 7.50%, 09/15/29	278,781	322,438
1.15%, 12/15/31(d)	89,207	91,683
1.10%, 01/15/32(d)	48,574	49,879

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICS, 0.55%, 09/16/19(d)	$50,023	$50,167
		1,618,755

Federal Home Loan Mortgage Corp. (FHLMC)–0.28%

Pass Through Ctfs., 9.00%, 05/01/15	6,732	6,777
7.50%, 06/01/16 to 12/01/16	33,316	34,048
7.00%, 12/01/16 to 10/01/34	820,606	918,539
6.00%, 02/01/17 to 03/01/23	541,986	590,941
8.50%, 02/01/19 to 08/17/26	441,023	492,885
6.50%, 01/01/33 to 12/01/35	50,804	57,284
Pass Through Ctfs., ARM, 2.01%, 07/01/36(d)	152,787	161,422
2.69%, 02/01/37(d)	40,908	43,855
2.68%, 01/01/38(d)	56,509	60,721
		2,366,472

Federal National Mortgage Association (FNMA)–0.83%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	475,808	531,063
7.00%, 04/01/15 to 08/01/36	3,544,096	3,981,292
8.50%, 09/01/15 to 07/01/30	284,243	332,063
6.50%, 11/01/16 to 10/01/35	1,003,135	1,112,321
8.00%, 12/01/17 to 08/01/32	519,842	557,443
9.00%, 01/01/30	88,709	95,508
Pass Through Ctfs., ARM, 2.04%, 09/01/19(d)	15,438	15,475
2.34%, 11/01/32(d)	64,744	69,057
2.33%, 05/01/35(d)	267,874	285,483
2.35%, 03/01/38(d)	57,933	61,533
		7,041,238

Government National Mortgage Association (GNMA)–0.26%

Pass Through Ctfs., 7.00%, 05/15/17 to 06/15/32	280,286	299,434
9.50%, 09/15/17	270	271
6.00%, 06/15/18	159,079	167,488
7.75%, 11/15/19 to 02/15/21	83,597	84,165
6.50%, 07/15/23 to 02/15/34	1,320,777	1,502,158
7.50%, 12/20/25	40,426	47,275
8.50%, 07/20/27	70,679	81,648
		2,182,439
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $12,044,189)		13,208,904

	Shares

Preferred Stocks–0.64%

Investment Banking & Brokerage–0.30%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,522,100

Regional Banks–0.24%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,031,750

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Shares	Value

Reinsurance–0.10%

Reinsurance Group of America, Inc,. 6.20% Sr. Unsec. Sub. Pfd.	33,000	$884,730
Total Preferred Stocks (Cost $5,325,000)		5,438,580

	Principal Amount

Municipal Obligations–0.60%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 1.30%, 07/01/16	$2,000,000	2,025,340
2.11%, 07/01/18	3,000,000	3,036,690
Total Municipal Obligations (Cost $5,000,000)		5,062,030

	Shares

Money Market Funds–3.44%

Liquid Assets Portfolio –Institutional Class (g)	14,535,060	14,535,060
Premier Portfolio –Institutional Class (g)	14,535,060	14,535,060
Total Money Market Funds (Cost $29,070,120)		29,070,120

TOTAL INVESTMENTS–99.25% (Cost $827,036,931)		838,057,689
OTHER ASSETS LESS LIABILITIES–0.75%		6,336,997
NET ASSETS–100.00%		$844,394,686

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage

CDO	— Collateralized Debt Obligation

Ctfs.	— Certificates

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

REMICS	— Real Estate Mortgage Investment Conduits

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $203,830,415, which represented 24.14% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Short Term Bond Fund

E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

F.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$34,508,700	$—	$ —	$34,508,700
Corporate Debt Securities	—	482,540,246	—	482,540,246
Asset-Backed Securities	—	218,337,425	—	218,337,425
U.S. Government Sponsored Securities	—	13,208,904	—	13,208,904
U.S. Treasury Securities	—	84,400,384	—	84,400,384
Municipal Obligations	—	5,062,030	—	5,062,030
	34,508,700	803,548,989	—	838,057,689
Futures*	306,091	—	—	306,091
Swap Agreements*	—	(395,887)	—	(395,887)
Total Investments	$34,814,791	$803,153,102	$ —	$837,967,893

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type(a)	Value
	Assets	Liabilities
Credit risk Swap agreements	$ —	$(395,887)
Interest rate risk Futures contracts	306,742	(651)
Total	$ 306,742	$(396,538)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Invesco Short Term Bond Fund

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Swap Agreements
Realized Gain (Loss)
Credit risk	$ —	$(37,883)
Interest rate risk	(1,724,925)	—
Change in Unrealized Appreciation
Credit risk	—	6,420
Interest rate risk	380,138	—
Total	$(1,344,787)	$(31,463)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures	Swap Agreements
Average notional value	$248,587,482	$6,000,000

	Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	552	September-2014	$ 121,310,626	$ (651)
U.S. Treasury 5 Year Notes	Short	103	September-2014	(12,335,055)	6,217
U.S. Treasury 10 Year Notes	Short	806	September-2014	(101,165,594)	300,525
Total Futures Contracts – Interest Rate Risk					$ 306,091

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup, Inc.	Buy	(1.00)%	06/20/17	0.43%	$6,000,000	$291,447	$(395,887)
Total Credit Default Swap Agreements - Credit Risk							$291,447	$(395,887)

(a)	Implied credit spreads represent the current level as of May 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Short Term Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $183,272,581 and $157,192,411, respectively. During the same period, purchase and sales of U.S. Treasury obligations were $370,201,827 and $398,590,922, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,810,246
Aggregate unrealized (depreciation) of investment securities	(2,814,952)
Net unrealized appreciation of investment securities	$10,995,294
Cost of investments for tax purposes is $827,062,395.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	GOV-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–47.41%

Collateralized Mortgage Obligations–22.84%

Fannie Mae REMICs, 5.50%, 04/25/17	$8	$8

5.00%, 04/25/18 to 09/25/37	6,012,712	6,283,576

4.00%, 07/25/18 to 07/25/40	7,933,574	8,300,926

4.25%, 12/25/19 to 02/25/37	4,630,198	4,860,034

2.25%, 02/25/21	684,175	698,547

2.50%, 03/25/26	2,463,974	2,523,784

4.50%, 07/25/27	78,149	79,450

7.00%, 09/18/27	1,617,192	1,827,478

6.50%, 03/25/32	4,327,763	4,845,394

5.75%, 10/25/35	1,669,400	1,874,382

0.45%, 05/25/36(a)	6,392,253	6,382,425

3.00%, 09/25/36	3,919,769	3,995,260

0.65%, 03/25/37 to 03/25/40(a)	7,747,832	7,762,965

0.55%, 06/25/38(a)	10,095,916	10,109,611

6.58%, 06/25/39(a)	3,508,900	4,059,861

0.70%, 02/25/41(a)	6,459,851	6,491,643

0.67%, 11/25/41(a)	2,679,091	2,694,493

Federal Home Loan Bank, 5.07%, 10/20/15	2,015,773	2,115,338

Freddie Mac REMICs, 4.00%, 12/15/17 to 07/15/23	3,120,864	3,201,039

4.50%, 07/15/18 to 11/15/39	2,835,799	2,970,648

3.00%, 10/15/18 to 04/15/26	3,983,445	4,122,117

3.75%, 10/15/18	856,146	871,482

4.25%, 01/15/19	551,005	555,122

5.00%, 01/15/19 to 04/15/19	1,747,456	1,844,492

3.50%, 12/15/27	1,027,100	1,054,214

0.55%, 04/15/28 to 06/15/37(a)	12,455,653	12,481,909

0.65%, 12/15/35 to 03/15/40(a)	9,230,421	9,269,347

0.45%, 03/15/36(a)	6,214,083	6,228,381

0.50%, 11/15/36 to 03/15/39(a)	5,718,141	5,709,772

0.60%, 03/15/39 to 02/15/42(a)	22,886,472	22,910,303

1.01%, 11/15/39(a)	980,199	996,243

Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	4,600,375	4,741,557

4.50%, 10/20/33 to 01/16/34	10,726,281	11,028,253

5.74%, 08/20/34(a)	2,352,252	2,610,092

5.86%, 01/20/39(a)	6,850,251	7,752,912

0.95%, 09/16/39(a)	2,827,327	2,884,718

4.51%, 07/20/41(a)	2,010,157	2,170,865

		178,308,641

Federal Deposit Insurance Company (FDIC)–0.14%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $1,147,812)(a)(b)	1,147,812	1,148,503

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–8.40%

Pass Through Ctfs., 7.00%, 12/01/14 to 03/01/36	$2,186,427	$2,444,321

6.50%, 04/01/15 to 12/01/35	8,917,972	10,100,748

8.00%, 12/01/15 to 02/01/35	4,689,940	5,735,144

10.00%, 02/01/16 to 04/01/20	136,677	152,584

6.00%, 06/01/17 to 07/01/38	2,437,310	2,660,562

10.50%, 08/01/19 to 01/01/21	10,030	10,301

8.50%, 09/01/20 to 08/01/31	343,204	421,982

4.50%, 09/01/20 to 01/01/40	7,155,763	7,808,970

9.50%, 11/01/20 to 04/01/25	73,387	80,898

7.50%, 11/01/20 to 05/01/35	3,754,427	4,423,532

9.00%, 06/01/21 to 04/01/25	371,280	410,599

5.50%, 12/01/22 to 01/01/37	3,193,422	3,440,988

3.50%, 08/01/26	4,169,068	4,414,702

3.00%, 05/01/27 to 07/01/27	5,468,583	5,695,712

7.05%, 05/20/27	316,859	340,356

6.03%, 10/20/30	645,823	743,151

5.00%, 07/01/35 to 01/01/40	3,888,338	4,310,306

Pass Through Ctfs., ARM, 2.54%, 09/01/35(a)	2,397,851	2,560,841

2.21%, 10/01/36(a)	3,087,923	3,262,857

2.53%, 10/01/36 to 12/01/36(a)	1,652,217	1,770,457

1.88%, 05/01/37(a)	941,678	982,064

2.62%, 11/01/37(a)	3,079,036	3,307,855

2.68%, 01/01/38(a)	452,069	485,770

		65,564,700

Federal National Mortgage Association (FNMA)–12.77%

Pass Through Ctfs., 7.00%, 08/01/14 to 06/01/36	7,073,934	8,045,192

8.00%, 08/01/14 to 12/01/36	4,539,525	5,370,158

7.50%, 02/01/15 to 08/01/37	5,394,506	6,310,520

12.00%, 01/01/16	2,207	2,239

6.50%, 04/01/16 to 10/01/38	7,493,939	8,409,373

6.00%, 05/01/16 to 10/01/38	9,190,962	10,310,196

9.50%, 07/01/16 to 08/01/22	13,635	14,808

9.00%, 12/01/16	24,070	25,582

5.00%, 01/01/17 to 03/01/39	5,687,347	6,221,622

4.50%, 04/01/19 to 08/01/39	7,201,373	7,799,491

10.00%, 12/20/19 to 12/20/21	102,057	105,895

5.50%, 03/01/21 to 05/01/35	8,694,242	9,733,890

6.75%, 07/01/24	597,109	675,768

8.50%, 09/01/24 to 08/01/37	2,730,665	3,298,093

10.14%, 04/20/25	47,813	49,549

6.95%, 07/01/25 to 10/01/25	116,598	123,442

3.50%, 05/01/27 to 06/01/27	7,239,778	7,709,267

Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	3,635,810	3,918,676

2.33%, 05/01/35(a)	2,079,962	2,216,695

2.39%, 01/01/37(a)	8,914,808	9,529,770

2.85%, 02/01/42(a)	3,560,391	3,715,024

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., BAL, 3.84%, 04/01/18	$5,636,777	$6,090,592

		99,675,842

Government National Mortgage Association (GNMA)–3.26%

Pass Through Ctfs., 13.00%, 10/15/14	760	764

12.00%, 04/15/15	516	522

10.00%, 06/15/16 to 07/15/24	161,906	179,054

8.50%, 09/20/16 to 01/15/37	322,968	369,885

9.00%, 10/15/16 to 04/15/21	51,814	53,712

8.75%, 10/20/16	15,887	15,958

8.00%, 12/15/16 to 08/15/36	2,108,002	2,408,409

9.50%, 08/15/17 to 03/15/23	66,452	76,014

6.50%, 09/15/17 to 01/15/37	3,875,124	4,361,690

7.00%, 07/15/18 to 12/15/36	1,674,137	1,835,660

6.95%, 07/20/25 to 11/20/26	466,533	494,445

7.50%, 03/15/26 to 10/15/35	2,433,884	2,907,958

6.00%, 12/15/28 to 08/15/33	1,682,664	1,924,426

6.10%, 12/20/33	3,076,430	3,655,858

3.50%, 08/20/42 to 10/20/42	6,949,280	7,200,547

		25,484,902

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $363,015,499)		370,182,588

U.S. Treasury Securities–30.83%

U.S. Treasury Bills–0.17%

0.04%, 11/13/14(c)(d)	1,325,000	1,324,728

U.S. Treasury Notes–23.25%

0.88%, 11/30/16	5,350,000	5,389,788

0.63%, 05/31/17	12,000,000	11,935,700

2.75%, 05/31/17	4,500,000	4,759,265

0.75%, 06/30/17	5,000,000	4,986,505

2.38%, 07/31/17	9,000,000	9,421,548

0.63%, 08/31/17	4,000,000	3,962,976

0.63%, 09/30/17	19,550,000	19,341,608

0.75%, 12/31/17	21,000,000	20,773,053

0.88%, 01/31/18	7,750,000	7,690,489

1.38%, 12/31/18	1,000,000	998,548

1.50%, 05/31/19	18,000,000	17,968,403

1.00%, 11/30/19	4,000,000	3,854,262

3.63%, 02/15/20	7,800,000	8,612,805

1.13%, 03/31/20	6,000,000	5,778,622

3.50%, 05/15/20	14,500,000	15,906,837

2.63%, 08/15/20	11,000,000	11,486,331

2.00%, 09/30/20	7,000,000	7,036,041

3.13%, 05/15/21	15,000,000	16,078,300

2.13%, 08/15/21	3,700,000	3,709,867

2.00%, 11/15/21	100,000	99,064

1.75%, 05/15/22	1,750,000	1,689,061

		181,479,073

	Principal Amount		Value

U.S. Treasury Bonds–3.43%
7.88%, 02/15/21	$ 6,500,000		$ 8,941,780

3.50%, 02/15/39	2,500,000		2,617,343

4.25%, 05/15/39	2,900,000		3,418,159

4.63%, 02/15/40	2,800,000		3,494,582

4.38%, 05/15/41	6,900,000		8,320,564

			26,792,428

U.S. Treasury Inflation - Indexed Bonds–3.98%

0.13%, 04/15/18	19,929,960	(e)	20,583,789

0.63%, 01/15/24	10,127,000	(e)	10,501,304

			31,085,093

Total U.S. Treasury Securities (Cost $234,551,754)			240,681,322

U.S. Government Sponsored Agency Securities–12.47%

Federal Agricultural Mortgage Corp.–2.28%
Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000		6,705,056

Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000		4,118,786

Unsec. Medium-Term Notes, 0.85%, 08/11/14	7,000,000		7,010,034

			17,833,876

Federal Farm Credit Bank (FFCB)–1.17%

Unsec. Bonds, 1.05%, 03/28/16	4,000,000		4,051,360

Unsec. Medium-Term Notes, 5.75%, 12/07/28	4,000,000		5,049,680

			9,101,040

Federal Home Loan Bank (FHLB)–1.42%

Unsec. Bonds, 1.50%, 10/12/17	4,800,000		4,870,194

2.00%, 09/14/18	2,500,000		2,558,021

2.88%, 09/11/20	3,500,000		3,668,801

			11,097,016

Federal Home Loan Mortgage Corp. (FHLMC)–2.46%

Unsec. Global Notes, 0.88%, 02/22/17	7,600,000		7,630,469

2.38%, 01/13/22	9,800,000		9,762,452

Unsec. Global Notes, 0.75%, 01/12/18	1,800,000		1,776,120

			19,169,041

Federal National Mortgage Association (FNMA)–3.29%

Unsec. Global Notes, 5.00%, 05/11/17	4,000,000		4,486,160

0.88%, 05/21/18	6,500,000		6,395,621

1.63%, 11/27/18	5,000,000		5,033,039

1.88%, 02/19/19	9,600,000		9,749,339

			25,664,159

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Tennessee Valley Authority (TVA)–1.85%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	$11,377,000	$12,576,221

Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,892,665

		14,468,886

Total U.S. Government Sponsored Agency Securities (Cost $96,420,463)		97,334,018

Bonds–5.03%

Collateralized Mortgage Obligations–4.70%

La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41(Acquired 04/22/13; Cost $11,995,788)(b)	11,590,133	12,180,512

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $17,986,393)(a)(b)	17,393,718	18,122,080

LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,359,787

		36,662,379

Sovereign Debt–0.33%

Israel Government Agency for International Development (AID) Bond (Israel), Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	2,200,000	2,605,356

Total Bonds (Cost $38,497,294)		39,267,735

Corporate Notes–2.63%

Private Export Funding Corp.–2.63%

Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,153,198

1.38%, 02/15/17	5,000,000	5,068,649

4.30%, 12/15/21	4,800,000	5,373,906

Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,915,475

Total Corporate Notes (Cost $19,784,126)		20,511,228

	Shares	Value

Money Market Funds–1.42%

Government & Agency Portfolio –Institutional Class (f)	11,079,141	$11,079,141

Total Money Market Funds (Cost $11,079,141)		11,079,141

TOTAL INVESTMENTS–99.79% (Cost $763,348,277)		779,056,032

OTHER ASSETS LESS LIABILITIES–0.21%		1,658,596

NET ASSETS–100.00%		$780,714,628

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $44,515,938, which represented 5.70% of the Fund’s Net Assets.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco U.S. Government Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Government Fund

F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,079,141	$—	$—	$11,079,141
U.S. Treasury Securities	—	240,681,322	—	240,681,322
U.S. Government Sponsored Agency Securities	—	467,516,606	—	467,516,606
Corporate Notes	—	20,511,228	—	20,511,228
Debt Securities	—	36,662,379	—	36,662,379
Sovereign Debt Securities	—	2,605,356	—	2,605,356
	11,079,141	767,976,891	—	779,056,032
Futures*	1,241,395	—	—	1,241,395
Total Investments	$12,320,536	$767,976,891	$—	$780,297,427
*	Unrealized appreciation.

Invesco U.S. Government Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$1,241,667	$(272)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures
Realized Gain:
Interest rate risk	$ 2,145,397
Change in Unrealized Appreciation:
Interest rate risk	221,056
Total	$ 2,366,453

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$206,938,599

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	Long	519	September-2014	$77,995,969	$ 1,113,928
U.S. Treasury 2 Year Notes	Long	231	September-2014	50,765,860	(272)
U.S. Treasury 5 Year Notes	Short	84	September-2014	(10,059,656)	5,070
U.S. Treasury 10 Year Notes	Long	62	September-2014	7,781,969	40,555
U.S. Treasury 30 Year Notes	Short	246	September-2014	(33,817,313)	82,114
Total Futures Contracts– Interest Rate Risk					$ 1,241,395

Invesco U.S. Government Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $31,795,883 and $68,054,218, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $62,772,131 and $58,980,936, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,708,142
Aggregate unrealized (depreciation) of investment securities	(5,307,100)
Net unrealized appreciation of investment securities	$12,401,042
Cost of investments for tax purposes is $766,654,990.

Invesco U.S. Government Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.